Phoenix Investment Partners

                              SEMIANNUAL REPORT

                                                                  MAY 31, 1999


-- Aberdeen                            -- Phoenix-Aberdeen
                                          International Fund



-- Duff & Phelps                       -- Phoenix-Duff & Phelps
                                          Real Estate Securities Fund


-- Goodwin-SM-                         -- Phoenix-Goodwin
                                          Emerging Markets
                                          Bond Fund
                                          Phoenix-Goodwin
                                          Tax-Exempt Bond Fund

-- Seneca                              -- Phoenix-Seneca
                                          Mid Cap Fund


[LOGO]  PHOENIX
        INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR MULTI-PORTFOLIO FUND SHAREHOLDER:
[PHOTO]
PHILIP R. MCLOUGHLIN

  We are pleased to provide this semiannual financial summary for the Phoenix Multi-Portfolio Funds for the six months ended May 31, 1999.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin
Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Aberdeen International Fund.......................................     3
Phoenix-Duff & Phelps Real Estate Securities Fund.........................    13
Phoenix-Goodwin Emerging Markets Bond Fund................................    18
Phoenix-Goodwin Tax-Exempt Bond Fund......................................    26
Phoenix-Seneca Mid Cap Fund...............................................    33
Notes to Financial Statements.............................................    38

PHOENIX-ABERDEEN INTERNATIONAL FUND

                          INVESTMENTS AT MAY 31, 1999
                                  (UNAUDITED)

                                                       SHARES         VALUE
                                                     -----------   ------------

FOREIGN COMMON STOCKS--96.3%
ARGENTINA--0.4%
Perez Companc SA Sponsored ADR (Oil &
Gas (Exploration & Production)).........                  25,000   $    298,725
Telecom Argentina SA Sponsored ADR
(Telecommunications (Long Distance))....                   7,800        222,300
YPF Sociedad Anonima Sponsored ADR (Oil
(International Integrated)).............                   6,500        273,812
                                                                   ------------
                                                                        794,837
                                                                   ------------

AUSTRALIA--1.4%
Australian Gas Light Co., Ltd. (Natural
Gas)....................................                 200,000      1,268,422
QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................                 375,000      1,471,107
                                                                   ------------
                                                                      2,739,529
                                                                   ------------

BRAZIL--1.2%
Tele Centro Sul Participacoes SA ADR
(Telephone).............................                   8,500        459,000
Tele Norte Leste Participacoes SA ADR
(Telephone).............................                  41,000        671,375
Tele Sudeste Celular Participacoes SA
ADR (Telecommunications
(Cellular/Wireless))....................                  21,000        511,875
Telesp Participacoes SA ADR
(Telephone).............................                  26,000        568,750
                                                                   ------------
                                                                      2,211,000
                                                                   ------------

CANADA--2.9%
Nortel Networks Corp. (Communications
Equipment)..............................                  25,500      1,912,500
Seagram Co. Ltd. (The) (Beverages
(Alcoholic))............................                  34,000      1,765,875
Toronto-Dominion Bank (The) (Banks
(Regional)).............................                  36,000      1,908,000
                                                                   ------------
                                                                      5,586,375
                                                                   ------------

DENMARK--1.4%
Danisco A/S (Foods).....................                  22,500      1,082,930
Tele Danmark A/S (Telephone)(b).........                  16,400      1,680,224
                                                                   ------------
                                                                      2,763,154
                                                                   ------------

FINLAND--1.8%
Nokia Oyj Class A (Communications
Equipment)..............................                  30,800      2,196,365
Stora Enso Oyj (Paper & Forest
Products)...............................                  76,375        781,015

                                                       SHARES         VALUE
                                                     -----------   ------------
FINLAND--CONTINUED
UPM-Kymmene Oyj (Paper & Forest
Products)...............................                  15,000   $    440,724
                                                                   ------------
                                                                      3,418,104
                                                                   ------------

FRANCE--11.5%
Air Liquide (Chemicals (Specialty)).....                   5,715        862,885
Alstom (Engineering &
Construction)(b)........................                  58,750      1,739,071
Axa (Insurance (Multi-Line))............                  10,631      1,228,304
Canal Plus (Broadcasting (Television,
Radio & Cable)).........................                   1,600        464,251
Carrefour SA (Retail (Food Chains)).....                   9,840      1,294,331
Castorama Dubois (Retail (Building
Supplies))..............................                   6,620      1,619,733
Coflexip SA (Metal Fabricators).........                  14,000      1,144,733
Compagnie de Saint Gobain (Manufacturing
(Diversified))..........................                   2,800        440,620
Dexia France (Banks (Major Regional))...                   6,200        863,506
Elf Aquitaine SA (Oil (International
Integrated))............................                  10,600      1,538,384
Groupe Danone (Foods)...................                   3,500        966,143
Lafarge SA (Construction (Cement &
Aggregates))............................                  16,500      1,490,621
Pechiney SA Class A (Containers &
Packaging (Paper))......................                  31,800      1,235,584
Renault SA (Automobiles)................                  37,600      1,464,481
Rhodia SA (Chemicals (Specialty)).......                  52,700        898,740
Schneider SA (Electrical Equipment).....                   7,500        446,998
Societe Generale Class A (Banks (Major
Regional))..............................                   6,300      1,147,515
Total Fina SA Class B (Oil & Gas
(Refining & Marketing)).................                  11,270      1,372,838
Valeo SA (Auto Parts & Equipment).......                  16,550      1,354,969
Vivendi (Manufacturing (Diversified))...                   5,800        430,582
                                                                   ------------
                                                                     22,004,289
                                                                   ------------

GERMANY--8.5%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................                   4,800      1,314,958
BASF AG (Chemicals (Diversified)).......                  25,000        975,031
Bayer AG (Chemicals (Diversified))......                  22,200        865,827
Bayerische Motoren Werke AG
(Automobiles)...........................                   2,079      1,334,727
Bayerische Vereinsbank AG (Banks (Major
Regional))..............................                  22,000      1,191,577
Bewag AG (Electric Companies)...........                  35,550        602,177
DaimlerChrysler AG (Automobiles)........                  22,468      1,944,025
Deutsche Bank AG (Banks (Major
Regional))..............................                  18,200        951,505

                       See Notes to Financial Statements                       3

Phoenix-Aberdeen International Fund

                                                       SHARES         VALUE
                                                     -----------   ------------
GERMANY--CONTINUED
Deutsche Lufthansa AG (Airlines)........                  86,255   $  1,857,894
Mannesmann AG (Manufacturing
(Diversified))..........................                  11,200      1,534,118
Metro AG (Retail (Specialty))...........                  20,300      1,284,165
Muenchener Rueckversicherungs New Shares
(Insurance (Life/Health))(b)............                   4,576        775,123
Muenchener
Rueckversicherungs-Gesellschaft AG
(Insurance (Multi-Line))................                   4,576        784,692
RWE AG (Manufacturing (Diversified))....                  18,900        846,803
                                                                   ------------
                                                                     16,262,622
                                                                   ------------
GREECE--0.4%
Alpha Credit Bank (Banks (Major
Regional))..............................                   5,232        355,712
Hellenic Telecommunications Organization
SA (Telephone)..........................                  18,700        405,757
                                                                   ------------
                                                                        761,469
                                                                   ------------

HONG KONG--1.7%
Hongkong Electric Holdings Ltd.
(Electric Companies)....................                 500,000      1,566,834
Swire Pacific Ltd. Class B
(Manufacturing (Diversified))...........               2,250,000      1,624,865
                                                                   ------------
                                                                      3,191,699
                                                                   ------------

HUNGARY--0.5%
Magyar Tavkozlesi Rt Sponsored ADR
(Telecommunications (Long Distance))....                  17,300        484,400
Mol Magyar Olaj-Es Gazipari Rt. (Oil
(Domestic Integrated))..................                  17,000        415,172
                                                                   ------------
                                                                        899,572
                                                                   ------------

INDIA--0.5%
Mahanagar Telephone Nigam Ltd. GDR
(Telecommunications (Long Distance))....                 115,000      1,049,375

INDONESIA--0.6%
PT Indosat (Telephone)..................                 186,000        377,142
PT Indosat ADR (Telecommunications (Long
Distance))..............................                  38,000        752,875
                                                                   ------------
                                                                      1,130,017
                                                                   ------------

ISRAEL--0.4%
Bank Hapoalim Ltd. (Banks (Major
Regional))..............................                 121,000        306,951

                                                       SHARES         VALUE
                                                     -----------   ------------
ISRAEL--CONTINUED
Koor Industries Ltd. (Manufacturing
(Diversified))..........................                   4,712   $    509,504
                                                                   ------------
                                                                        816,455
                                                                   ------------

ITALY--3.1%
Assicurazioni Generali (Insurance
(Life/Health))..........................                  25,000        891,382
Banca Intesa SPA (Banks (Major
Regional))..............................                 565,900      1,343,183
San Paolo-IMI SPA (Banks (Major
Regional))..............................                  75,664      1,024,539
Telecom Italia Mobile SPA (Telephone)...                 147,900        872,201
Telecom Italia SPA (Telephone)..........                 166,900      1,724,181
                                                                   ------------
                                                                      5,855,486
                                                                   ------------

JAPAN--12.1%
77 Bank Ltd. (The) (Banks (Major
Regional))..............................                 110,000        960,520
Canon, Inc. (Office Equipment &
Supplies)...............................                  55,000      1,388,429
Dai Nippon Printing Co., Ltd. (Specialty
Printing)...............................                  80,000      1,199,801
Fuji Photo Film Co.
(Photography/Imaging)...................                  28,000      1,001,159
Hitachi Credit Corp. (Consumer
Finance)................................                  55,000      1,092,534
Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................                  20,000      1,193,511
Kao Corp. (Household Products
(Non-Durables)).........................                  45,000      1,236,550
Kawasumi Laboratories, Inc. (Health Care
(Medical Products & Supplies))..........                 100,000      1,403,741
Kirin Beverage Corp. (Beverages
(Alcoholic))............................                  68,000      1,190,366
Mabuchi Motor Co., Ltd. (Electrical
Equipment)..............................                  18,000      1,407,879
Nippon COMSYS Corp. (Engineering &
Construction)...........................                  72,000      1,054,792
Nippon Telegraph & Telephone Corp.
(Telephone).............................                   1,450      1,416,156
Rinnai Corp. (Household Furnishings &
Appliances).............................                  60,000      1,340,837
Rohm Co., Ltd (Electronics
(Semiconductors)).......................                  10,000      1,310,213
Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................                 115,000      1,117,447
Secom Co., Ltd. (Services (Commercial &
Consumer))..............................                  15,000      1,427,743
Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................                  40,000      1,241,516
Suzuki Motor Corp. (Automobiles)........                  90,000      1,278,265
Takeda Chemical Industries (Health Care
(Drugs-Major Pharmaceuticals))..........                  20,000        888,926
                                                                   ------------
                                                                     23,150,385
                                                                   ------------

MALAYSIA--0.2%
Carlsberg Brewery Malaysia Berhad
(Beverages (Alcoholic))(c)..............                 125,000        296,053

4                      See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                                                       SHARES         VALUE
                                                     -----------   ------------
MALAYSIA--CONTINUED
Malaysian Oxygen Berhad (Chemicals
(Specialty))(c).........................                  85,000   $    164,967
                                                                   ------------
                                                                        461,020
                                                                   ------------

MEXICO--1.1%
Coca-Cola Femsa SA Sponsored ADR
(Beverages (Non-Alcoholic)).............                  53,000        957,312
Grupo Televisa SA Sponsored GDR
(Broadcasting (Television, Radio &
Cable))(b)..............................                  18,000        752,625

Telefonos de Mexico SA Sponsored ADR
Class L (Telecommunications (Long
Distance))..............................                   6,000        479,625
                                                                   ------------
                                                                      2,189,562
                                                                   ------------

NETHERLANDS--6.9%
ASM Lithography Holding NV (Equipment
(Semiconductor))(b).....................                  21,900        967,476
Benckiser NV B (Household Products (Non-
Durables))..............................                  31,000      1,679,040
Elsevier NV (Publishing)................                  65,600        833,393
Equant NV (Services (Data
Processing))(b).........................                  15,400      1,272,088
Fortis (NL) NV (Financial
(Diversified))..........................                  37,700      1,227,917
Getronics NV (Services (Data
Processing))............................                  32,700      1,265,083
IHC Caland NV (Oil & Gas (Drilling &
Equipment)).............................                   9,591        378,574
ING Groep NV (Financial
(Diversified))..........................                  23,600      1,264,665
KPN NV (Telephone)......................                  16,900        818,158
Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))............................                  39,000      2,177,586
VNU NV (Publishing).....................                  21,400        910,705
Wolters Klumer (Publishing).............                  11,500        463,545
                                                                   ------------
                                                                     13,258,230
                                                                   ------------

NEW ZEALAND--0.2%
Telecom Corporation of New Zealand Ltd.
(Telephone).............................                 100,000        432,125
PHILIPPINES--0.7%
Ayala Land, Inc. (Financial
(Diversified))..........................               2,000,000        643,889
Philippine Long Distance Telephone Co.
Sponsored ADR (Telecommunications (Long
Distance))..............................                  25,000        714,062
                                                                   ------------
                                                                      1,357,951
                                                                   ------------

                                                       SHARES         VALUE
                                                     -----------   ------------

POLAND--0.2%
Elektrim Spolka Akcyjna SA (Distributors
(Food & Health))........................                  37,800   $    441,297

SINGAPORE--1.6%
Rothmans Industries Ltd. (Tobacco)......                 220,000      1,747,520
United Overseas Bank Ltd. (Banks (Major
Regional))..............................                 205,000      1,354,995
                                                                   ------------
                                                                      3,102,515
                                                                   ------------

SOUTH AFRICA--0.7%
Anglo American PLC (Metals Mining)(b)...                   7,550        342,064
BOE Ltd. (Financial (Diversified))......                 222,320        210,290
Liberty Life Association of Africa
(Insurance (Life/ Health))..............                  32,530        438,081

South African Breweries PLC (Beverages
(Alcoholic))(b).........................                  48,000        385,538
                                                                   ------------
                                                                      1,375,973
                                                                   ------------

SOUTH KOREA--0.7%
Pohang Iron & Steel Co. Ltd. (Iron &
Steel)..................................                  14,000      1,294,072

SPAIN--3.6%
Argentaria, Caja Postal y Banco
Hipotecario de Espana SA (Banks (Major
Regional))..............................                  38,400        862,854

Banco Popular Espanol SA (Banks (Major
Regional))..............................                  21,700      1,590,550

Banco Santander Central Hispano SA
(Banks (Money Center))..................                  62,184      1,300,404

Iberdrola SA (Electric Companies).......                  55,100        791,604
Repsol SA (Oil & Gas (Refining &
Marketing)).............................                  47,700        865,840
Telefonica SA (Telephone)...............                  29,818      1,433,564
                                                                   ------------
                                                                      6,844,816
                                                                   ------------

SWEDEN--5.2%
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))(b).......                  52,013      2,050,591

Electrolux AB (Household Furnishings &
Appliances).............................                  77,200      1,499,277

Mandamus AB (Real Estate Development)...                   2,400         13,437

                       See Notes to Financial Statements                       5

Phoenix-Aberdeen International Fund

                                                       SHARES         VALUE
                                                     -----------   ------------
SWEDEN--CONTINUED
SSAB Svenskt Stal AB Series A (Iron &
Steel)..................................                  38,000   $    429,938
Sandvik AB Class B (Machinery
(Diversified))..........................                  21,200        463,647
Skandia Forsakrings AB (Insurance
(Life/Health))..........................                 123,800      2,129,919
Skandinaviska Enskilda Banken Class A
(Banks (Major Regional))................                 135,000      1,637,637

Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment)..............                  63,250      1,693,143
                                                                   ------------
                                                                      9,917,589
                                                                   ------------

SWITZERLAND--5.5%
Credit Suisse Group (Banks (Major
Regional))..............................                   6,300      1,095,810
Nestle SA Registered (Foods)............                   1,120      2,017,945
Novartis AG Registered Shares (Health
Care (Drugs-Major Pharmaceuticals)).....                   1,220      1,774,511

Roche Holding AG (Health Care
(Drugs-Major Pharmaceuticals))..........                     230      2,439,597

UBS AG (Banks (Major Regional)).........                   7,450      2,161,362
Zurich Allied AG (Financial
(Diversified))..........................                   1,820      1,072,746
                                                                   ------------
                                                                     10,561,971
                                                                   ------------

TAIWAN--0.3%
Standard Foods Taiwan Ltd. GDR
(Foods)(b)..............................                  54,837        479,824
                                                                   ------------

TURKEY--0.3%
Yapi ve Kredi Bankasi AS (Banks (Major
Regional))..............................              33,000,000        421,933
Yapi ve Kredi Bankasi AS Bonus Shares
(Banks (Major Regional))(d).............               6,600,000         76,272
                                                                   ------------
                                                                        498,205
                                                                   ------------

UNITED KINGDOM--20.7%
3i Group PLC (Investment
Banking/Brokerage)......................                  82,847        934,594
BG PLC (Natural Gas)....................                 101,136        556,276
BOC Group PLC (Chemicals (Specialty))...                  25,564        437,496
Bank of Scotland (Banks (Major
Regional))..............................                  91,062      1,268,033
Barclays PLC (Banks (Major Regional))...                  39,908      1,210,554
Bass PLC (Beverages (Alcoholic))........                  33,000        487,020
Berkeley Group PLC (The)
(Homebuilding)..........................                  50,337        552,525
British Aerospace PLC
(Aerospace/Defense).....................                 103,547        683,195
British American Tobacco PLC
(Tobacco)...............................                  45,000        409,215

                                                       SHARES         VALUE
                                                     -----------   ------------
UNITED KINGDOM--CONTINUED
British Petroleum Co. PLC (Oil (Domestic
Integrated))............................                 159,299   $  2,851,280
British Telecommunications PLC
(Telephone).............................                 139,698      2,330,315
Cable & Wireless PLC (Telephone)........                  62,757        774,331
Compass Group PLC (Services (Commercial
& Consumer))............................                  66,155        670,497
Debenhams PLC (Retail (Department
Stores))................................                  53,624        351,014
FirstGroup PLC (Services (Commercial &
Consumer))..............................                 104,000        603,275
GKN PLC (Auto Parts & Equipment)........                  39,606        661,623
Glaxo Wellcome PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                  78,437      2,202,058
Granada Group PLC (Broadcasting
(Television, Radio & Cable))............                  22,281        456,288
HSBC Holdings PLC (Financial
(Diversified))..........................                  44,689      1,493,787
Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)(b)...............                 116,380        510,046
Kingfisher PLC (Retail (Specialty)).....                  77,667        976,345
Legal & General Group PLC (Insurance
(Multi-Line))...........................                 317,446        927,067
Lloyds TSB Group PLC (Financial
(Diversified))..........................                 130,000      1,718,585
Logica PLC (Services (Data
Processing))............................                 113,952      1,057,241
National Westminster Bank PLC (Banks
(Major Regional)).......................                  57,492      1,319,241
Norwich Union PLC (Insurance
(Life/Health))..........................                  87,500        620,433
PowerGen PLC (Electric Companies).......                  55,783        606,939
RMC Group PLC (Construction (Cement &
Aggregates))............................                  45,410        606,136
Reuters Holdings Group PLC
(Publishing)............................                  71,879        995,728
Rio Tinto PLC (Metals Mining)...........                  42,911        629,163
Schroders PLC (Investment
Banking/Brokerage)......................                  26,200        545,361
Scottish and Southern Energy PLC
(Electric Companies)....................                  46,212        437,639
Serco Group PLC (Services (Commercial &
Consumer))..............................                  16,532        336,436
Shell Transport & Trading Co. PLC (Oil
(Domestic Integrated))..................                 162,749      1,178,122
Siebe PLC (Machinery (Diversified)).....                 136,254        621,162
SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                 102,448      1,336,293
Tesco PLC (Retail (Food Chains))........                 319,000        929,049
Thames Water PLC (Water Utilities)......                  32,536        516,147
Unilever PLC (Foods)....................                  65,658        577,611
Vodafone Group PLC (Telecommunications
(Cellular/Wireless))....................                 108,200      2,061,497

6                      See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                                                       SHARES         VALUE
                                                     -----------   ------------
UNITED KINGDOM--CONTINUED
Woolwich PLC (Consumer Finance).........                  73,116   $    489,151
Zeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                  42,261      1,680,120
                                                                   ------------
                                                                     39,608,888
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $170,362,777)                                      184,458,406
-------------------------------------------------------------------------------

RIGHTS--0.0%
GREECE--0.0%
Alpha Credit Bank Rights (Banks (Major
Regional))(b)...........................                   5,232         17,912

ITALY--0.0%
Banca Intesa SPA Rights (Banks (Major
Regional))(b)...........................                 565,900         12,011
-------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                     29,923
-------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------

WARRANTS--0.0%

GERMANY--0.0%
Muenchener
Rueckversicherungs-Gesellschaft AG
Warrants (Insurance (Life/Health))(b)...                     176   $      5,245
-------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                      5,245
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.3%
(IDENTIFIED COST $170,362,777)                                      184,493,574(a)
Cash and receivables, less liabilities--3.7%                          7,137,605
                                                                 --------------
NET ASSETS--100.0%                                               $  191,631,179
                                                                 --------------
                                                                 --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,882,424 and gross depreciation of $8,816,859 for federal income tax purposes. At May 31, 1999, the aggregate cost of securities for federal income tax purposes was $170,428,009.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the trustees.
(d)  Non-tradable bonus shares.

                       See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense........................................................    0.4%
Airlines.................................................................    1.0
Auto Parts & Equipment...................................................    1.1
Automobiles..............................................................    3.3
Banks (Major Regional)...................................................   12.2
Banks (Money Center).....................................................    0.7
Banks (Regional).........................................................    1.0
Beverages (Alcoholic)....................................................    2.2
Beverages (Non-Alcoholic)................................................    0.5
Broadcasting (Television, Radio & Cable).................................    0.9
Chemicals (Diversified)..................................................    1.0
Chemicals (Specialty)....................................................    2.0
Communications Equipment.................................................    3.1
Construction (Cement & Aggregates).......................................    1.1
Consumer Finance.........................................................    0.9
Containers & Packaging (Paper)...........................................    0.7
Distributors (Food & Health).............................................    0.2
Electric Companies.......................................................    2.2
Electrical Equipment.....................................................    1.0
Electronics (Semiconductors).............................................    0.7
Engineering & Construction...............................................    1.5
Equipment (Semiconductor)................................................    0.5
Financial (Diversified)..................................................    4.1
Foods....................................................................    2.8
Gaming, Lottery & Pari-Mutuel Companies..................................    0.3
Health Care (Drugs-Major Pharmaceuticals)................................    6.7
Health Care (Medical Products & Supplies)................................    0.8
Homebuilding.............................................................    0.3
Household Furnishings & Appliances.......................................    1.5
Household Products (Non-Durables)........................................    1.6
Insurance (Life/Health)..................................................    2.6
Insurance (Multi-Line)...................................................    2.3
Insurance (Property-Casualty)............................................    0.8%
Investment Banking/Brokerage.............................................    0.8
Iron & Steel.............................................................    0.9
Machinery (Diversified)..................................................    0.6
Manufacturing (Diversified)..............................................    2.9
Metal Fabricators........................................................    0.6
Metals Mining............................................................    0.5
Natural Gas..............................................................    1.0
Office Equipment & Supplies..............................................    0.8
Oil & Gas (Drilling & Equipment).........................................    0.2
Oil & Gas (Exploration & Production).....................................    0.2
Oil & Gas (Refining & Marketing).........................................    1.2
Oil (Domestic Integrated)................................................    3.6
Oil (International Integrated)...........................................    0.9
Paper & Forest Products..................................................    0.7
Photography/Imaging......................................................    0.5
Publishing...............................................................    1.7
Real Estate Development..................................................    0.0
Retail (Building Supplies)...............................................    0.9
Retail (Department Stores)...............................................    0.2
Retail (Food Chains).....................................................    1.9
Retail (Specialty).......................................................    1.2
Services (Commercial & Consumer).........................................    1.6
Services (Data Processing)...............................................    1.9
Specialty Printing.......................................................    0.7
Telecommunications (Cellular/Wireless)...................................    1.4
Telecommunications (Long Distance).......................................    2.0
Telephone................................................................    7.6
Tobacco..................................................................    1.2
Water Utilities..........................................................    0.3
                                                                           -----
                                                                           100.0%
                                                                           -----
                                                                           -----

8                      See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $170,362,777)                                    $  184,493,574
Receivables
  Fund shares sold                                                       8,167,873
  Investment securities sold                                             1,627,108
  Dividends and interest                                                   599,247
  Tax reclaim                                                              216,604
Prepaid expenses                                                             4,336
                                                                    --------------
    Total assets                                                       195,108,742
                                                                    --------------
LIABILITIES
Foreign currency at value
  (Identified cost $984,456)                                               984,420
Custodian                                                                  608,578
Payables
  Fund shares repurchased                                                  977,703
  Investment securities purchased                                          660,642
  Transfer agent fee                                                        67,880
  Distribution fee                                                          55,097
  Financial agent fee                                                       15,417
  Investment advisory fee                                                    9,099
  Trustees' fee                                                              4,274
Accrued expenses                                                            94,453
                                                                    --------------
    Total liabilities                                                    3,477,563
                                                                    --------------
NET ASSETS                                                          $  191,631,179
                                                                    --------------
                                                                    --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $  161,548,502
Undistributed net investment income                                      1,045,481
Accumulated net realized gain                                           14,917,087
Net unrealized appreciation                                             14,120,109
                                                                    --------------
NET ASSETS                                                          $  191,631,179
                                                                    --------------
                                                                    --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $171,894,858)                     12,703,113
Net asset value per share                                                   $13.53
Offering price per share $13.53/(1-4.75%)                                   $14.20
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,472,936)                       1,504,359
Net asset value and offering price per share                                $12.94
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $263,385)                             20,352
Net asset value and offering price per share                                $12.94

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $    2,064,111
Interest                                                                   162,992
Foreign taxes withheld                                                    (189,221)
                                                                    --------------
    Total investment income                                              2,037,882
                                                                    --------------
EXPENSES
Investment advisory fee                                                    737,612
Distribution fee, Class A                                                  222,229
Distribution fee, Class B                                                   94,303
Distribution fee, Class C                                                      267
Financial agent fee                                                         99,916
Transfer agent                                                             184,945
Custodian                                                                  101,472
Printing                                                                    36,107
Professional                                                                16,951
Trustees                                                                     5,809
Registration                                                                 8,175
Miscellaneous                                                                2,610
                                                                    --------------
    Total expenses                                                       1,510,396
                                                                    --------------
NET INVESTMENT INCOME                                                      527,486
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                         14,977,700
Net realized gain on foreign currency transactions                          64,829
Net change in unrealized appreciation (depreciation) on
  investments                                                           (4,218,181)
Net change in unrealized appreciation (depreciation) on foreign
  currency and foreign currency transactions                               (32,629)
                                                                    --------------
NET GAIN ON INVESTMENTS                                                 10,791,719
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   11,319,205
                                                                    --------------
                                                                    --------------

                       See Notes to Financial Statements                       9

Phoenix-Aberdeen International Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended
                                                       5/31/99         Year Ended
                                                     (Unaudited)        11/30/98
                                                    --------------   --------------
FROM OPERATIONS
  Net investment income (loss)                      $      527,486   $      612,150
  Net realized gain (loss)                              15,042,529       39,589,902
  Net change in unrealized appreciation
    (depreciation)                                      (4,250,810)        (634,648)
                                                    --------------   --------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      11,319,205       39,567,404
                                                    --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                          (287,672)              --
  Net realized gains, Class A                          (34,388,042)     (12,005,464)
  Net realized gains, Class B                           (3,273,427)        (942,871)
                                                    --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                       (37,949,141)     (12,948,335)
                                                    --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (26,163,413 and
    14,403,040 shares, respectively)                   359,113,082      222,721,708
  Net asset value of shares issued from
    reinvestment of distributions
    (2,262,839 and 829,298 shares, respectively)        29,643,188       10,631,599
  Cost of shares repurchased (26,454,328 and
    13,954,794 shares, respectively)                  (364,276,799)    (218,052,596)
                                                    --------------   --------------
Total                                                   24,479,471       15,300,711
                                                    --------------   --------------
CLASS B
  Proceeds from sales of shares (1,287,343 and
    1,090,651 shares, respectively)                     16,890,772       16,507,911
  Net asset value of shares issued from
    reinvestment of distributions
    (223,331 and 68,327 shares, respectively)            2,807,265          852,722
  Cost of shares repurchased (1,127,706 and
    786,659 shares, respectively)                      (14,961,820)     (12,000,603)
                                                    --------------   --------------
Total                                                    4,736,217        5,360,030
                                                    --------------   --------------
CLASS C
  Proceeds from sales of shares (20,352 and 0
    shares, respectively)                                  267,930               --
                                                    --------------   --------------
Total                                                      267,930               --
                                                    --------------   --------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS        29,483,618       20,660,741
                                                    --------------   --------------
  NET INCREASE IN NET ASSETS                             2,853,682       47,279,810
NET ASSETS
  Beginning of period                                  188,777,497      141,497,687
                                                    --------------   --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME OF $1,045,481 AND $805,667,
    RESPECTIVELY]                                   $  191,631,179   $  188,777,497
                                                    --------------   --------------
                                                    --------------   --------------

10                     See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                             YEAR ENDED NOVEMBER 30
                                             5/31/99       -----------------------------------------------------------------
                                           (UNAUDITED)          1998          1997          1996          1995          1994
Net asset value, beginning of period        $  15.98       $   13.89     $   14.48     $   12.20     $   12.63     $   11.16
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                  0.04(1)         0.06(1)       0.03(1)       0.04(1)       0.03(1)      (0.01)
  Net realized and unrealized gain
    (loss)                                      0.65            3.27          1.01          2.28          0.42          1.48
                                               -----       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS          0.69            3.33          1.04          2.32          0.45          1.47
                                               -----       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.03)             --         (0.29)           --            --            --
  Dividends from net realized gains            (3.11)          (1.24)        (1.34)        (0.04)        (0.88)           --
                                               -----       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                      (3.14)          (1.24)        (1.63)        (0.04)        (0.88)           --
                                               -----       ---------     ---------     ---------     ---------     ---------
Change in net asset value                      (2.45)           2.09         (0.59)         2.28         (0.43)         1.47
                                               -----       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD              $  13.53       $   15.98     $   13.89     $   14.48     $   12.20     $   12.63
                                               -----       ---------     ---------     ---------     ---------     ---------
                                               -----       ---------     ---------     ---------     ---------     ---------
Total return(2)                                 4.92%(4)       26.17%         8.21%        19.03%         4.12%        13.17%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)     $171,895        $171,463      $131,338      $135,524      $129,352      $167,918

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.46%(3)        1.37%         1.56%         1.57%         1.70%         1.47%
  Net investment income                         0.60%(3)        0.40%         0.22%         0.33%         0.23%         0.20%
Portfolio turnover                                45%(4)         104%          167%          151%          236%          186%

                                                                              CLASS B
                                           ------------------------------------------------------------------------------
                                           SIX MONTHS                                                             FROM
                                              ENDED                    YEAR ENDED NOVEMBER 30                  INCEPTION
                                             5/31/99       -----------------------------------------------     7/15/94 TO
                                           (UNAUDITED)         1998         1997         1996         1995      11/30/94
Net asset value, beginning of period        $  15.44       $  13.56     $  14.22     $  12.07     $  12.60      $   12.80
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                    --(1)       (0.05)(1)    (0.08)(1)    (0.05)(1)    (0.07)(1)      (0.01)
  Net realized and unrealized gain
    (loss)                                      0.61           3.17         1.00         2.24         0.42          (0.19)
                                               -----       --------     --------     --------     --------          -----
      TOTAL FROM INVESTMENT OPERATIONS          0.61           3.12         0.92         2.19         0.35          (0.20)
                                               -----       --------     --------     --------     --------          -----
LESS DISTRIBUTIONS
  Dividends from net investment income            --             --        (0.24)          --           --             --
  Dividends from net realized gains            (3.11)         (1.24)       (1.34)       (0.04)       (0.88)            --
                                               -----       --------     --------     --------     --------          -----
      TOTAL DISTRIBUTIONS                      (3.11)         (1.24)       (1.58)       (0.04)       (0.88)            --
                                               -----       --------     --------     --------     --------          -----
Change in net asset value                      (2.50)          1.88        (0.66)        2.15        (0.53)         (0.20)
                                               -----       --------     --------     --------     --------          -----
NET ASSET VALUE, END OF PERIOD              $  12.94       $  15.44     $  13.56     $  14.22     $  12.07      $   12.60
                                               -----       --------     --------     --------     --------          -----
                                               -----       --------     --------     --------     --------          -----
Total return(2)                                 4.61%(4)      25.17%        7.37%       18.16%        3.28%         (1.56)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $19,473        $17,315      $10,159       $6,955       $3,261         $1,991

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.23%(3)       2.11%        2.31%        2.31%        2.50%          1.93%(3)
  Net investment income                        (0.04)%(3)     (0.34)%      (0.55)%      (0.39)%      (0.61)%         0.36%(3)
Portfolio turnover                                45%(4)        104%         167%         151%         236%           186%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             CLASS C
                                           -----------
                                              FROM
                                            INCEPTION
                                           3/30/99 TO
                                             5/31/99
                                           (UNAUDITED)
Net asset value, beginning of period       $   12.82
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.02(1)
  Net realized and unrealized gain
    (loss)                                      0.10
                                               -----
      TOTAL FROM INVESTMENT OPERATIONS          0.12
                                               -----
LESS DISTRIBUTIONS
  Dividends from net investment income            --
  Dividends from net realized gains               --
                                               -----
      TOTAL DISTRIBUTIONS                         --
                                               -----
Change in net asset value                       0.12
                                               -----
NET ASSET VALUE, END OF PERIOD             $   12.94
                                               -----
                                               -----
Total return(2)                                 0.94%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)         $263

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.44%(3)
  Net investment income                         1.14%(3)
Portfolio turnover                                45%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.

12
                       See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                          INVESTMENTS AT MAY 31, 1999
                                  (UNAUDITED)

                                                SHARES       VALUE
                                               --------   -----------

COMMON STOCKS--97.4%

REAL ESTATE INVESTMENT TRUSTS--96.3%

DIVERSIFIED--13.3%
Colonial Properties Trust.........               55,000   $ 1,543,437
Crescent Real Estate Equities
Co................................               61,400     1,416,037
Vornado Realty Trust..............               56,500     2,192,906
                                                          -----------
                                                            5,152,380
                                                          -----------
HEALTH CARE--3.0%
Nationwide Health Properties,
Inc...............................               56,400     1,149,150

INDUSTRIAL/OFFICE--40.1%
INDUSTRIAL--7.4%
CenterPoint Properties Trust......                2,500        89,687
First Industrial Realty Trust,
Inc...............................               59,000     1,596,687
Weeks Corp........................               37,300     1,165,625
                                                          -----------
                                                            2,851,999
                                                          -----------

MIXED--8.7%
Duke Realty Investments, Inc......               78,400     1,813,000
Reckson Associates Realty Corp....               60,700     1,570,612
                                                          -----------
                                                            3,383,612
                                                          -----------

OFFICE--24.0%
Alexandria Real Estate Equities,
Inc...............................               30,000       948,750
Boston Properties, Inc............               72,200     2,594,687
Equity Office Properties Trust....               25,000       706,250
Highwoods Properties, Inc.........               20,000       526,250
Mack-Cali Realty Corp.............               57,900     1,874,513
Spieker Properties, Inc...........               65,000     2,660,938
                                                          -----------
                                                            9,311,388
                                                          -----------
---------------------------------------------------------------------
TOTAL INDUSTRIAL/ OFFICE                                   15,546,999
---------------------------------------------------------------------

                                                SHARES       VALUE
                                               --------   -----------

LODGING/RESORTS--0.8%
Patriot American Hospitality,
Inc.(b)...........................               59,356   $   307,908

RESIDENTIAL--19.8%

APARTMENTS--15.8%
Apartment Investment & Management
Co................................               20,000       840,000
Avalonbay Communities, Inc........               40,700     1,439,763
Equity Residential Properties
Trust.............................               54,800     2,626,975
Essex Property Trust, Inc.........               38,400     1,233,600
                                                          -----------
                                                            6,140,338
                                                          -----------

MANUFACTURED HOMES--4.0%
Manufactured Home Communities,
Inc...............................               41,500     1,073,813
Sun Communities, Inc..............               13,200       482,625
                                                          -----------
                                                            1,556,438
                                                          -----------
---------------------------------------------------------------------
TOTAL RESIDENTIAL                                           7,696,776
---------------------------------------------------------------------

RETAIL--17.9%

OUTLET CENTERS--3.1%
Chelsea GCA Realty, Inc...........               31,600     1,198,825

REGIONAL MALLS--8.7%
CBL & Associates Properties,
Inc...............................               10,000       258,125
General Growth Properties, Inc....               10,000       384,375
Macerich Co. (The)................               43,800     1,157,963
Simon Property Group, Inc.........               22,208       649,584
Urban Shopping Centers, Inc.......               28,000       924,000
                                                          -----------
                                                            3,374,047
                                                          -----------

STRIP CENTERS--6.1%
Developers Diversified Realty
Corp..............................               49,200       811,800
JDN Realty Corp...................               25,000       546,875
Kimco Realty Corp.................               25,000       998,438
                                                          -----------
                                                            2,357,113
                                                          -----------
---------------------------------------------------------------------
TOTAL RETAIL                                                6,929,985
---------------------------------------------------------------------

                       See Notes to Financial Statements                      13

Phoenix-Duff & Phelps Real Estate Securities Fund

                                                SHARES       VALUE
                                               --------   -----------
SELF STORAGE--1.4%
Storage USA, Inc..................               16,700   $   557,363
---------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $36,171,769)                              37,340,561
---------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--1.1%
DIVERSIFIED--0.1%
Vornado Operating, Inc.(b)........                4,075        28,525

HEALTH CARE--0.0%
OMEGA Worldwide Inc.(b)...........                4,641        19,724
INDUSTRIAL/OFFICE--1.0%

MIXED--1.0%
Reckson Services Industries,
Inc.(b)...........................               26,636       372,904
---------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $107,149)                                    421,153
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $36,278,918)                              37,761,714
---------------------------------------------------------------------

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)        VALUE
                                    ---------   --------   -----------

SHORT-TERM OBLIGATIONS--2.8%

COMMERCIAL PAPER--2.8%
Koch Industries, Inc. 4.90%,
6/1/99............................    A-1+      $  1,075   $ 1,075,000
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,075,000)                                 1,075,000
----------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $37,353,918)                               38,836,714(a)
Cash and receivables, less liabilities--(0.2%)                 (59,780)
                                                         -------------
NET ASSETS--100.0%                                       $  38,776,934
                                                         -------------
                                                         -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,033,384 and gross depreciation of $3,085,954 for federal income tax purposes. At May 31, 1999, the aggregate cost of securities for federal income tax purposes was $37,889,284.
(b)  Non-income producing.

14
                       See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $37,353,918)                               $   38,836,714
Cash                                                                     964
Receivables
  Dividends and interest                                              62,303
  Fund shares sold                                                    27,457
Prepaid expenses                                                       1,012
                                                              --------------
    Total assets                                                  38,928,450
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             55,390
  Transfer agent fee                                                  20,481
  Distribution fee                                                    18,644
  Investment advisory fee                                             18,175
  Financial agent fee                                                  4,581
  Trustees' fee                                                        4,274
Accrued expenses                                                      29,971
                                                              --------------
    Total liabilities                                                151,516
                                                              --------------
NET ASSETS                                                    $   38,776,934
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   37,676,062
Undistributed net investment income                                  236,947
Accumulated net realized loss                                       (618,871)
Net unrealized appreciation                                        1,482,796
                                                              --------------
NET ASSETS                                                    $   38,776,934
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $22,219,911)                 1,725,935
Net asset value per share                                             $12.87
Offering price per share $12.87/(1-4.75%)                             $13.51
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $16,557,023)                 1,293,142
Net asset value and offering price per share                          $12.80

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $    1,303,203
Interest                                                              18,445
                                                              --------------
    Total investment income                                        1,321,648
                                                              --------------
EXPENSES
Investment advisory fee                                              142,795
Distribution fee, Class A                                             27,592
Distribution fee, Class B                                             80,028
Financial agent fee                                                   27,610
Transfer agent                                                        58,371
Professional                                                           9,162
Registration                                                           8,156
Trustees                                                               5,809
Custodian                                                              3,990
Printing                                                               9,806
                                                              --------------
    Total expenses                                                   373,319
    Less expenses borne by investment adviser                        (66,213)
                                                              --------------
    Net expenses                                                     307,106
                                                              --------------
NET INVESTMENT INCOME                                              1,014,542
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (547,353)
Net change in unrealized appreciation (depreciation) on
  investments                                                      2,461,448
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,914,095
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,928,637
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      15

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended
                                                       5/31/99         Year Ended
                                                     (Unaudited)        11/30/98
                                                    --------------   --------------
FROM OPERATIONS
  Net investment income (loss)                      $    1,014,542   $    1,854,142
  Net realized gain (loss)                                (547,353)         (70,514)
  Net change in unrealized appreciation
    (depreciation)                                       2,461,448      (12,098,214)
                                                    --------------   --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                           2,928,637      (10,314,586)
                                                    --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                          (807,137)        (967,687)
  Net investment income, Class B                          (534,394)        (535,003)
  Net realized gains, Class A                                   --       (2,254,756)
  Net realized gains, Class B                                   --       (1,514,857)
                                                    --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                        (1,341,531)      (5,272,303)
                                                    --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (94,299 and
    445,657 shares, respectively)                        1,153,800        6,419,885
  Net asset value of shares issued from
    reinvestment of distributions
    (64,737 and 207,094 shares, respectively)              741,532        3,035,928
  Cost of shares repurchased (448,385 and 855,051
    shares, respectively)                               (5,249,589)     (11,951,570)
                                                    --------------   --------------
Total                                                   (3,354,257)      (2,495,757)
                                                    --------------   --------------
CLASS B
  Proceeds from sales of shares (101,596 and
    362,036 shares, respectively)                        1,219,844        5,231,142
  Net asset value of shares issued from
    reinvestment of distributions
    (37,542 and 120,031 shares, respectively)              429,056        1,757,836
  Cost of shares repurchased (342,079 and 400,698
    shares, respectively)                               (4,028,480)      (5,408,854)
                                                    --------------   --------------
Total                                                   (2,379,580)       1,580,124
                                                    --------------   --------------
  DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS        (5,733,837)        (915,633)
                                                    --------------   --------------
  NET DECREASE IN NET ASSETS                            (4,146,731)     (16,502,522)
NET ASSETS
  Beginning of period                                   42,923,665       59,426,187
                                                    --------------   --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS) OF $236,947 AND
    $563,936, RESPECTIVELY]                         $   38,776,934   $   42,923,665
                                                    --------------   --------------
                                                    --------------   --------------

16                     See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                           ---------------------------------------------------------------------------
                                           SIX MONTHS                                                          FROM
                                              ENDED                   YEAR ENDED NOVEMBER 30                 INCEPTION
                                             5/31/99         -----------------------------------------       3/1/95 TO
                                           (UNAUDITED)            1998            1997            1996       11/30/95
Net asset value, beginning of period         $ 12.25         $   16.39       $   13.14       $   10.72        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.33(4)(5)        0.55(4)(5)      0.49(4)(5)      0.53(5)        0.43(4)(5)
  Net realized and unrealized gain
    (loss)                                      0.71             (3.18)           3.52            2.50           0.55
                                               -----         ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS          1.04             (2.63)           4.01            3.03           0.98
                                               -----         ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.42)            (0.44)          (0.51)          (0.59)         (0.26)
  Dividends from net realized gains               --             (1.07)          (0.25)          (0.02)            --
                                               -----         ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                      (0.42)            (1.51)          (0.76)          (0.61)         (0.26)
                                               -----         ---------       ---------       ---------       ---------
Change in net asset value                       0.62             (4.14)           3.25            2.42           0.72
                                               -----         ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD               $ 12.87         $   12.25       $   16.39       $   13.14        $ 10.72
                                               -----         ---------       ---------       ---------       ---------
                                               -----         ---------       ---------       ---------       ---------
Total return(1)                                 9.04%(3)        (17.42)%         31.44%          29.20%          9.87%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $22,220           $24,686         $36,336         $22,872        $13,842
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.30%(2)          1.31%           1.30%           1.30%          1.30%(2)
  Net investment income                         5.65%(2)          3.79%           3.34%           4.55%          5.79%(2)
Portfolio turnover                                 8%(3)            11%             54%             24%             9%(3)

                                                                             CLASS B
                                           ---------------------------------------------------------------------------
                                           SIX MONTHS                                                          FROM
                                              ENDED                   YEAR ENDED NOVEMBER 30                 INCEPTION
                                             5/31/99         -----------------------------------------       3/1/95 TO
                                           (UNAUDITED)            1998            1997            1996       11/30/95
Net asset value, beginning of period         $ 12.19         $   16.32       $   13.10       $   10.68        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.29(4)(6)        0.43(4)(6)      0.38(4)(6)      0.46(6)        0.36(4)(6)
  Net realized and unrealized gain
    (loss)                                      0.70             (3.15)           3.50            2.47           0.56
                                               -----         ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS          0.99             (2.72)           3.88            2.93           0.92
                                               -----         ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.38)            (0.34)          (0.41)          (0.49)         (0.24)
  Dividends from net realized gains               --             (1.07)          (0.25)          (0.02)            --
                                               -----         ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                      (0.38)            (1.41)          (0.66)          (0.51)         (0.24)
                                               -----         ---------       ---------       ---------       ---------
Change in net asset value                       0.61             (4.13)           3.22            2.42           0.68
                                               -----         ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD               $ 12.80         $   12.19       $   16.32       $   13.10        $ 10.68
                                               -----         ---------       ---------       ---------       ---------
                                               -----         ---------       ---------       ---------       ---------
Total return(1)                                 8.64%(3)        (18.01)%         30.44%          28.25%          9.21%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $16,557           $18,237         $23,091          $8,259         $2.239
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.05%(2)          2.06%           2.05%           2.05%          2.05%(2)
  Net investment income                         4.88%(2)          3.07%           2.55%           3.95%          5.03%(2)
Portfolio turnover                                 8%(3)            11%             54%             24%             9%(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.02, $0.04, $0.07 and $0.12, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.02, $0.04, $0.07 and $0.12, respectively.

                       See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                          INVESTMENTS AT MAY 31, 1999
                                  (UNAUDITED)

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------

CORPORATE BONDS--1.4%

TELECOMMUNICATIONS (LONG DISTANCE)--1.4%
Interamericas Communications Corp.
14%, 10/27/07.......................     NR      $   2,000   $  1,300,000
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $1,063,933)                                    1,300,000
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--66.4%

ALGERIA--2.5%
Algeria Tranche A 7.188%,
3/4/00(b)...........................     NR          1,533      1,429,833
Algeria Tranche 3 9.581%,
9/4/10(h)...........................     NR        300,000        912,514
                                                             ------------
                                                                2,342,347
                                                             ------------

ARGENTINA--15.2%
Republic of Argentina RegS 8.75%,
7/10/02(e)..........................     Ba          5,010      4,192,757

Republic of Argentina RegS 11.75%,
2/12/07(e)..........................     Ba          8,000      6,614,961

Republic of Argentina Bocon Pro1 M1,
PIK interest capitalization, 3%,
4/1/07(b)(e)........................     Ba          5,416      3,536,491
                                                             ------------
                                                               14,344,209
                                                             ------------

BRAZIL--11.2%
Brazil MYDFA Trust Certificates RegS
5.875%, 9/15/07(b)..................     NR          8,665      5,567,463

Republic of Brazil Bearer 5%,
4/15/09(b)..........................     B           1,500        855,000
Republic of Brazil NMB-L Bearer
5.938%, 4/15/09(b)..................     B           1,500        966,562
Republic of Brazil NMB-L Registered
Series RG 5.938%, 4/15/09(b)........     B           4,950      3,189,656
                                                             ------------
                                                               10,578,681
                                                             ------------

BULGARIA--3.3%
Republic of Bulgaria FLIRB Bearer
Series A 2.50%, 7/28/12(b)..........     B           3,607      2,087,509

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------
BULGARIA--CONTINUED

Republic of Bulgaria FLIRB RegA
2.50%, 7/28/12(b)...................     B       $   1,250   $    723,437

Republic of Bulgaria FLIRB Series B
3%, 7/28/12(b)......................     B             508        294,047
                                                             ------------
                                                                3,104,993
                                                             ------------

ECUADOR--5.5%
Ecuador Bearer PDI, PIK interest
capitalization, 6%, 2/27/15(b)(n)...     B           7,481      2,842,894

Ecuador Global Bearer Series IE 6%,
12/21/04(b).........................     B             800        492,000

Republic of Ecuador RegS 11.25%,
4/25/02.............................     B           2,500      1,854,687
                                                             ------------
                                                                5,189,581
                                                             ------------

IVORY COAST--0.1%
Ivory Coast PDI Series F 1.90%,
3/29/18(f)..........................     NR            614         26,436
Ivory Coast FLIRB Series FRF 2%,
3/29/18(b)(f).......................     NR            950         36,344
                                                             ------------
                                                                   62,780
                                                             ------------

MACEDONIA--1.0%
Macedonia C Bond, PIK interest
capitalization 5.893%, 7/2/12(b)....     NR          2,119        905,838

MEXICO--7.6%
Mexican Cetes 0%, 1/13/00...........     NR          1,271      1,123,921
United Mexican States 6.63%,
12/31/19(l).........................     Ba          8,250      1,010,958
United Mexican States Global Bond
11.50%, 5/15/26.....................     Ba          4,500      4,989,375
                                                             ------------
                                                                7,124,254
                                                             ------------

MOLDOVA--0.9%
Republic of Moldova RegS 9.875%,
6/13/02.............................     B           2,000        830,000

18                     See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------
NIGERIA--1.6%
Nigeria Promissory Notes Series RC
5.092%, 1/5/10......................     NR      $   1,318   $    859,900

Nigeria Series WW 6.25%,
11/15/20(b).........................     NR          1,000        610,000
                                                             ------------
                                                                1,469,900
                                                             ------------

PAKISTAN--1.3%
Islamic Republic of Pakistan RegS
11.50%, 12/22/99....................    Caa          1,500      1,237,500

PANAMA--0.5%
Republic of Panama 8.875%,
9/30/27.............................     Ba            500        442,500

RUSSIA--6.5%
Oblast Nizhniy Novgorod RegS 8.75%,
10/3/02(g)..........................    Caa          9,000      1,620,000

Russia Treasury Bill GKO Series
21133 0%, 6/16/99(g)................     Ca             10             78
Russia Treasury Bill OFZ Linked
Notes 14%, 9/12/01(g)...............     NR         52,885        191,823

Russian Federal Loan Bond Series
25022 15%, 2/23/00(g)...............     NR         25,556        234,375

Russian Federal Loan Bond OFZ Series
25030 0%, 12/15/01(g)...............     NR             47            370

Russian Federal Loan Bond OFZ Series
27001 30%, 2/6/02(b)(g).............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
27002 30%, 5/22/02(b)(g)............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
27003 30%, 6/5/02(b)(g).............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
27004 30%, 9/18/02(b)(g)............     NR          1,365         10,809
Russian Federal Loan Bond OFZ Series
27005 30%, 10/9/02(b)(g)............     NR          1,365         10,809
Russian Federal Loan Bond OFZ Series
27006 30%, 1/22/03(b)(g)............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
27007 30%, 2/5/03(b)(g).............     NR          1,365         10,809

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------
RUSSIA--CONTINUED

Russian Federal Loan Bond OFZ Series
27008 30%, 5/21/03(b)(g)............     NR      $   1,365   $     10,809

Russian Federal Loan Bond OFZ Series
27009 30%, 6/4/03(b)(g).............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
27010 30%, 9/17/03(b)(g)............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
27011 30%, 10/8/03(b)(g)............     NR          1,365         10,809

Russian Federal Loan Bond OFZ Series
28001 30%, 1/21/04(b)(g)............     NR          1,365         10,809

Russian Federation RegS 11.75%,
6/10/03.............................     B           4,000      1,980,000
Russian Federation RegS 8.75%,
7/24/05.............................     B           2,000        865,000
Russian Federation RegS 11%,
7/24/18.............................     B             418        181,830
Russian Federation RegS 12.75%,
6/24/28.............................     B           2,000        960,000
                                                             ------------
                                                                6,163,184
                                                             ------------

TURKEY--1.3%
Turkey Treasury Bill 0%,
10/6/99(j)..........................     NR        640,000      1,215,811

UKRAINE--2.4%
EM Sovereign Finance BV 0%,
9/22/00.............................     NR          8,320      2,246,400

VENEZUELA--5.5%
Republic of Venezuela NMB-A 6.063%,
12/18/05(b).........................     B           1,647      1,222,957

Republic of Venezuela FLIRB Series A
6%, 3/31/07(b)......................     B             762        561,901

Republic of Venezuela FLIRB Series B
6%, 3/31/07(b)......................     B           1,905      1,404,753

Republic of Venezuela 13.625%,
8/15/18.............................     B           1,500      1,350,000
Republic of Venezuela 9.25%,
9/15/27.............................     B           1,000        633,750
                                                             ------------
                                                                5,173,361
                                                             ------------
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $70,315,141)                                  62,431,339
-------------------------------------------------------------------------

                       See Notes to Financial Statements                      19

Phoenix-Goodwin Emerging Markets Bond Fund

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------
FOREIGN CORPORATE BONDS--26.4%

ARGENTINA--3.0%
Imasac SA RegS 11%, 5/2/05 (Iron &
Steel)..............................     B       $   1,500   $    967,500

Industrias Metalurgicas Pescarmona
SA Series 2 144A 9.50%, 5/31/02
(Metals Mining)(c)..................     B           4,000      1,890,000
                                                             ------------
                                                                2,857,500
                                                             ------------

BRAZIL--10.4%
Companhia Brasileira de Petroleo
Ipiranga 10.625%, 2/25/02 (Oil & Gas
(Exploration & Production))(b)......     NR          1,000        910,000

Globo Cabo SA Series B 12.625%,
6/18/04 (Broadcasting (Television,
Radio & Cable)).....................     B           3,000      2,670,000

Localiza Rent a Car 10.25%, 10/1/05
(Services (Commercial &
Consumer))..........................     B           1,500      1,087,500

Net Sat Servicos Ltda. 12.75%,
8/15/04 (Broadcasting (Television,
Radio & Cable)).....................    Caa          1,560      1,248,000

Net Sat Servicos Ltda. RegS 144A
12.75%, 8/5/04 (Broadcasting
(Television, Radio & Cable))(c).....    Caa          1,070        807,850

Radio e Televisao Bandeirantes Ltd.
144A 12.875%, 5/15/06 (Broadcasting
(Television, Radio & Cable))(c).....     B           1,500        637,500

Tevecap SA 12.625%, 11/26/04
(Broadcasting (Television, Radio &
Cable)).............................    Caa          3,600      2,412,000
                                                             ------------
                                                                9,772,850
                                                             ------------

INDONESIA--3.8%
APP Finance II Mauritius Ltd. 12%,
12/29/49 (Paper & Forest
Products)(b)........................    Caa          3,890      2,450,700

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------
INDONESIA--CONTINUED

Indah Kiat International Finance
6.15%, 3/14/00 (Paper & Forest
Products)(h)........................    Caa        160,000   $  1,152,127
                                                             ------------
                                                                3,602,827
                                                             ------------

KAZAKHSTAN--1.5%
Kazkommertsbank International RegS
11.25%, 5/8/01 (Banks (Major
Regional))..........................     B       $   2,000      1,400,000

MEXICO--6.7%
Alestra SA de RL de CV 144A 12.125%,
5/15/06 (Telephone)(c)..............     B             950        912,000

Altos Hornos de Mexico SA Series B
11.875%, 4/30/04 (Metals
Mining)(m)..........................    Caa          2,250        708,750

Corporacion GEO SA de CV RegS Series
1 10%, 5/23/02 (Consumer Finance)...     NR          1,310      1,198,650

Grupo Transportacion Ferroviaria
Mexicana SA de CV 0%, 6/15/09
(Railroads)(b)......................     B           1,045        642,675

Innova S de R.L. 12.875%, 4/1/07
(Publishing)........................     B           1,000        825,000

Nacional Financiera SNC 22%, 5/20/02
(Financial (Diversified))(k)........     NR         20,000      1,956,765
                                                             ------------
                                                                6,243,840
                                                             ------------

ROMANIA--1.0%
Renel RA 7.75%, 2/21/02 (Electric
Companies)(b).......................     NR          1,200        948,000
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $25,527,300)                                  24,825,017
-------------------------------------------------------------------------

20                     See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                                                    PAR
                                      MOODY'S      VALUE
                                       RATING      (000)        VALUE
                                      --------   ---------   ------------
FOREIGN CONVERTIBLE BONDS--1.9%

CANADA--0.4%
PLD Telecom Cv. 144A 9%, 6/1/06
(Telephone)(c)......................     NR      $     600   $    348,000
RUSSIA--1.5%
Lukinter Finance Cv. RegS 3.50%,
5/6/02 (Oil (International
Integrated))........................  CCC-(d)        2,000      1,410,000
-------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $1,720,000)                                    1,758,000
-------------------------------------------------------------------------

                                                  SHARES
                                                 ---------

WARRANTS--0.2%
FirstCom Corp. Warrants(m)..........                70,000        192,500
-------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                              192,500
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.3%
(IDENTIFIED COST $98,626,374)                                  90,506,856
-------------------------------------------------------------------------

                                                    PAR
                                                   VALUE
                                                   (000)        VALUE
                                                 ---------   ------------

SHORT-TERM OBLIGATIONS--4.5%

FEDERAL AGENCY SECURITIES--4.5%
Fannie Mae 4.70%, 6/1/99............             $   4,250   $  4,250,000
-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,250,000)                                    4,250,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $102,876,374)                                 94,756,856(a)
Cash and receivables, less liabilities--(0.8%)                   (727,333)
                                                             ------------
NET ASSETS--100.0%                                           $ 94,029,523
                                                             ------------
                                                             ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,286,534 and gross depreciation of $15,093,484 for federal income tax purposes. At May 31, 1999, the aggregate cost of securities for federal income tax purposes was $104,563,806.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, these securities amounted to a value of $4,595,350 or 4.9% of net assets.
(d)  As rated by Standard & Poors, Fitch or Duff & Phelps.
(e)  Par value represents Argentine Pesos.
(f)  Par value represents French Francs.
(g)  Par value represents Russian Rubles.
(h)  Par value represents Japanese Yens.
(i)  Par value represents Euro.
(j)  Par value represents Turkish Liras rounded in millions.
(k)  Par value represents Mexican Pesos.
(l)  Rights incorporated as a unit.
(m)  Non-income producing.
(n)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $102,876,374)                              $   94,756,856
Foreign currency at value
  (Identified cost 238,263)                                          226,576
Unrealized appreciation on forward
  foreign currency contracts                                          34,606
Receivables
  Interest                                                         3,084,324
  Fund shares sold                                                 1,022,891
  Investment securities sold                                         283,173
Prepaid expenses                                                       1,955
                                                              --------------
    Total assets                                                  99,410,381
                                                              --------------
LIABILITIES
Custodian                                                             39,670
Payables
  Investment securities purchased                                  5,044,970
  Fund shares repurchased                                             99,686
  Investment advisory fee                                             61,033
  Distribution fee                                                    50,743
  Transfer agent fee                                                  28,329
  Financial agent fee                                                  7,714
  Trustees' fee                                                        5,489
Accrued expenses                                                      43,224
                                                              --------------
    Total liabilities                                              5,380,858
                                                              --------------
NET ASSETS                                                    $   94,029,523
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  146,339,361
Undistributed net investment income                                1,566,820
Accumulated net realized loss                                    (45,771,738)
Net unrealized depreciation                                       (8,104,920)
                                                              --------------
NET ASSETS                                                    $   94,029,523
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $46,823,174)                 6,562,685
Net asset value per share                                              $7.13
Offering price per share $7.13/(1-4.75%)                               $7.49
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $44,672,517)                 6,324,120
Net asset value and offering price per share                           $7.06

CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,533,832)                    357,288
Net asset value and offering price per share                           $7.09

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    9,028,868
                                                              --------------
    Total investment income                                        9,028,868
                                                              --------------
EXPENSE
Investment advisory fee                                              302,439
Distribution fee, Class A                                             51,618
Distribution fee, Class B                                            189,740
Distribution fee, Class C                                              7,007
Financial agent fee                                                   44,635
Transfer agent                                                       109,689
Custodian                                                             27,870
Registration                                                          17,275
Printing                                                               9,826
Professional                                                           7,653
Trustees                                                               7,025
Miscellaneous                                                          5,760
                                                              --------------
    Total expenses                                                   780,537
    Custodian fees paid indirectly                                    (1,077)
                                                              --------------
    Net expenses                                                     779,460
                                                              --------------
NET INVESTMENT INCOME                                              8,249,408
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    2,963,114
Net realized loss on foreign currency transactions                   (20,138)
Net change in unrealized appreciation (depreciation)
  on investments                                                  (5,153,199)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                  52,064
                                                              --------------
NET LOSS ON INVESTMENTS                                           (2,158,159)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    6,091,249
                                                              --------------
                                                              --------------

22                     See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended
                                                       5/31/99         Year Ended
                                                     (Unaudited)        11/30/98
                                                    --------------   --------------
FROM OPERATIONS
  Net investment income (loss)                      $    8,249,408   $   13,088,232
  Net realized gain (loss)                               2,942,976      (43,148,647)
  Net change in unrealized appreciation
    (depreciation)                                      (5,101,135)       1,569,334
                                                    --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                      6,091,249      (28,491,081)
                                                    --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                        (3,458,995)      (5,581,936)
  Net investment income, Class B                        (3,060,140)      (3,942,930)
  Net investment income, Class C                          (112,756)         (54,521)
  Net realized gains, Class A                                   --       (1,201,906)
  Net realized gains, Class B                                   --         (697,910)
  Net realized gains, Class C                                   --               --
  In excess of net realized gains, Class A                      --       (6,002,330)
  In excess of net realized gains, Class B                      --       (3,485,367)
  In excess of net realized gains, Class C                      --               --
  Tax return of capital, Class A                                --       (1,984,297)
  Tax return of capital, Class B                                --       (1,343,438)
  Tax return of capital, Class C                                --          (14,524)
                                                    --------------   --------------

  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                        (6,631,891)     (24,309,159)
                                                    --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,848,976 and
    2,907,456 shares, respectively)                     12,734,817       27,208,118
  Net asset value of shares issued from
    reinvestment of distributions
    (173,761 and 1,029,832 shares, respectively)         1,178,919       10,935,153
  Cost of shares repurchased (1,255,762 and
    3,428,413 shares, respectively)                     (8,590,657)     (34,342,515)
                                                    --------------   --------------
Total                                                    5,323,079        3,800,756
                                                    --------------   --------------
CLASS B
  Proceeds from sales of shares (1,700,405 and
    3,220,244 shares, respectively)                     11,776,693       30,065,148
  Net asset value of shares issued from
    reinvestment of distributions
    (208,692 and 492,109 shares, respectively)           1,403,389        4,864,295
  Cost of shares repurchased (808,748 and
    1,516,158 shares, respectively)                     (5,489,153)     (13,762,067)
                                                    --------------   --------------
Total                                                    7,690,929       21,167,376
                                                    --------------   --------------
CLASS C
  Proceeds from sales of shares (256,804 and
    170,364 shares, respectively)                        1,827,347        1,509,747
  Net asset value of shares issued from
    reinvestment of distributions
    (6,166 and 2,515 shares, respectively)                  42,915           19,878
  Cost of shares repurchased (73,736 and 4,825
    shares, respectively)                                 (513,277)         (46,423)
                                                    --------------   --------------
Total                                                    1,356,985        1,483,202
                                                    --------------   --------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS        14,370,993       26,451,334
                                                    --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS                 13,830,351      (26,348,906)
NET ASSETS
  Beginning of period                                   80,199,172      106,548,078
                                                    --------------   --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME AND DISTRIBUTIONS IN EXCESS
    OF NET INVESTMENT INCOME OF $1,566,820 AND
    ($50,697), RESPECTIVELY]                        $   94,029,523   $   80,199,172
                                                    --------------   --------------
                                                    --------------   --------------

                       See Notes to Financial Statements                      23

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS                                                          FROM
                                                    ENDED                   YEAR ENDED NOVEMBER 30                 INCEPTION
                                                   5/31/99         -----------------------------------------       9/5/95 TO
                                                 (UNAUDITED)            1998            1997            1996       11/30/95
Net asset value, beginning of period               $  7.20         $   12.84       $   14.80       $   10.18        $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.69              1.32            1.38(4)         1.26(5)        0.25(4)(5)
  Net realized and unrealized gain (loss)            (0.19)            (4.22)           0.17            4.56           0.18
                                                 -----------       ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                0.50             (2.90)           1.55            5.82           0.43
                                                 -----------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.57)            (1.00)          (1.28)          (1.20)         (0.25)
  Dividends from net realized gains                     --             (0.23)          (2.23)             --             --
  Distributions in excess of net realized
    gains                                               --             (1.16)             --              --             --
  Return of capital                                     --             (0.35)             --              --             --
                                                 -----------       ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                            (0.57)            (2.74)          (3.51)          (1.20)         (0.25)
                                                 -----------       ---------       ---------       ---------       ---------
Change in net asset value                            (0.07)            (5.64)          (1.96)           4.62           0.18
                                                 -----------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                     $  7.13         $    7.20       $   12.84       $   14.80        $ 10.18
                                                 -----------       ---------       ---------       ---------       ---------
                                                 -----------       ---------       ---------       ---------       ---------
Total return(1)                                       7.66%(3)        (27.20)%         11.91%          60.18%          4.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $46,823           $41,725         $67,875         $29,661        $12,149
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.57%(2)(7)       1.43%           1.40%(7)        1.50%          1.50%(2)
  Net investment income                              20.82%(2)         13.74%           9.90%          10.41%         10.48%(2)
Portfolio turnover                                     127%(3)           405%            614%            378%            38%(3)

                                                                                  CLASS B
                                                 -------------------------------------------------------------------------
                                                 SIX MONTHS                                                        FROM
                                                    ENDED                   YEAR ENDED NOVEMBER 30               INCEPTION
                                                   5/31/99         -----------------------------------------     9/5/95 TO
                                                 (UNAUDITED)            1998            1997            1996     11/30/95
Net asset value, beginning of period               $  7.13         $   12.77       $   14.78       $   10.18      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.67              1.23            1.26(4)         1.19(6)      0.22(4)(6)
  Net realized and unrealized gain (loss)            (0.20)            (4.18)           0.18            4.53         0.20
                                                 -----------       ---------       ---------       ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                0.47             (2.95)           1.44            5.72         0.42
                                                 -----------       ---------       ---------       ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.54)            (0.97)          (1.22)          (1.12)       (0.24)
  Dividends from net realized gains                     --             (0.23)          (2.23)             --           --
  Distributions in excess of net realized
    gains                                               --             (1.16)             --              --           --
  Return of capital                                     --             (0.33)             --              --           --
                                                 -----------       ---------       ---------       ---------     ---------
      TOTAL DISTRIBUTIONS                            (0.54)            (2.69)          (3.45)          (1.12)       (0.24)
                                                 -----------       ---------       ---------       ---------     ---------
Change in net asset value                            (0.07)            (5.64)          (2.01)           4.60         0.18
                                                 -----------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $  7.06         $    7.13       $   12.77       $   14.78      $ 10.18
                                                 -----------       ---------       ---------       ---------     ---------
                                                 -----------       ---------       ---------       ---------     ---------
Total return(1)                                       7.16%(3)        (27.86)%         11.07%          58.94%        4.22%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $44,673           $37,270         $38,673          $9,713         $596
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.32%(2)(7)       2.20%           2.15%(7)        2.25%        2.25%(2)
  Net investment income                              20.07%(2)         12.98%           9.14%           9.79%       10.29%(2)
Portfolio turnover                                     127%(3)           405%            614%            378%          38%(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.03, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.07 and $0.03, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

24
                       See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS C
                                                               -------------------------------
                                                                SIX MONTHS             FROM
                                                                  ENDED             INCEPTION
                                                                 5/31/99            3/26/98 TO
                                                               (UNAUDITED)           11/30/98
Net asset value, beginning of period                              $    7.17          $   12.25
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                         0.66               0.85(4)
  Net realized and unrealized gain (loss)                             (0.20)             (5.10)
                                                                      -----              -----
      TOTAL FROM INVESTMENT OPERATIONS                                 0.46              (4.25)
                                                                      -----              -----
LESS DISTRIBUTIONS
  Dividends from net investment income                                (0.54)             (0.66)
  Dividends from net realized gains                                      --                 --
  Distributions in excess of net realized gains                          --                 --
  Return of capital                                                      --              (0.17)
                                                                      -----              -----
      TOTAL DISTRIBUTIONS                                             (0.54)             (0.83)
                                                                      -----              -----
Change in net asset value                                             (0.08)             (5.08)
                                                                      -----              -----
NET ASSET VALUE, END OF PERIOD                                    $    7.09          $    7.17
                                                                      -----              -----
                                                                      -----              -----
Total return(1)                                                        7.12%(3)         (35.33)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                $2,534             $1,205

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                   2.33%(2)(5)        2.29%(2)
  Net investment income                                               20.16%(2)          15.59%(2)
Portfolio turnover                                                      127%(3)            405%(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                          INVESTMENTS AT MAY 31, 1999
                                  (UNAUDITED)

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------

MUNICIPAL TAX-EXEMPT BONDS -- 96.2%

ALABAMA--3.1%
Alabama Special Care Facilities
Financing Authority 5%, 11/1/25...     AA+      $ 3,500   $ 3,303,125

ALASKA--1.1%
Valdez Marine Terminal Revenue 7%,
12/1/25(c)........................     AA+        1,125     1,220,625

ARIZONA--1.0%
Pima County Sewer Revenue
Pre-refunded 6.75%, 7/1/15 (FGIC
Insured)..........................     AAA          460       491,625

Pima County Sewer Revenue
Unrefunded 6.75%, 7/1/15 (FGIC
Insured)..........................     AAA          540       574,425
                                                          -----------
                                                            1,066,050
                                                          -----------

ARKANSAS--1.2%
Drew County Public Facilities
Board Series A-2 7.90%, 8/1/11
(FNMA Collateralized).............   Aaa(b)         231       247,363

Jacksonville Residential Housing
Facilities Board Series A-2 7.90%,
1/1/11 (FNMA Collateralized)......   Aaa(b)         404       430,241
Lonoke County Residential Housing
Facilities Board Series A-2 7.90%,
4/1/11 (FNMA Collateralized)......   Aaa(b)         392       427,624

Stuttgart Public Facilities Board
Series A-2 7.90%, 9/1/11 (FNMA
Collateralized)...................   Aaa(b)         193       204,965
                                                          -----------
                                                            1,310,193
                                                          -----------

CALIFORNIA--7.3%
California Housing Financing
Agency Revenue Series A 7.75%,
8/1/17 (FHA Insured)..............     AA-          160       163,667

Pittsburg Redevelopment Agency
Series A 4.625%, 8/1/21 (AMBAC
Insured)..........................     AAA        1,650     1,511,812

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------
CALIFORNIA--CONTINUED

Riverside County 8.625%, 5/1/16
(GNMA Collaterized)...............     AAA      $ 4,300   $ 6,057,625
                                                          -----------
                                                            7,733,104
                                                          -----------

COLORADO--2.8%
Arapahoe County Capital
Improvement Series E Pre-refunded
6.90%, 8/31/15....................   Aaa(b)       2,500     2,921,875

CONNECTICUT--4.7%
Connecticut State Health and
Educational Facilities Authority
Series B 5.125%, 7/1/07...........     BBB        1,000     1,010,000

Mashantucket Western Pequot Tribe
Special Revenue Series A
Pre-refunded 144A 6.50%,
9/1/05(d).........................     AAA          845       951,681

Mashantucket Western Pequot Tribe
Special Revenue Series A
Pre-refunded 144A 6.50%,
9/1/06(d).........................     AAA          495       563,062

Mashantucket Western Pequot Tribe
Special Revenue Series B 144A
5.60%, 9/1/09(d)..................   Baa(b)       1,000     1,040,000

Mashantucket Western Pequot Tribe
Special Revenue Series A 5.50%,
9/1/28............................   Baa(b)       1,500     1,464,375
                                                          -----------
                                                            5,029,118
                                                          -----------

GEORGIA--7.8%
Atlanta Water and Sewer Revenue
4.50%, 1/1/18 (FGIC Insured)......     AAA        2,250     2,286,562

Cartersville Development Authority
Revenue 5.625%, 5/1/09............     A+         2,000     2,130,000

Georgia Municipal Electric
Authority Power Revenue Series Z
5.50%, 1/1/20 (FGIC Insured)......     AAA        2,000     2,067,500

Georgia State General Obligation
Series A 7.45%, 1/1/09............     AAA        1,500     1,837,500
                                                          -----------
                                                            8,321,562
                                                          -----------

26                     See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------
ILLINOIS--5.9%
Chicago Board of Education Series
A 6%, 1/1/20 (MBIA Insured).......     AAA      $   500   $   551,250

Chicago Gas Supply Revenue Series
B 7.50%, 3/1/15...................     AA-        1,000     1,046,420

Chicago O'Hare International
Airport Special Facility Revenue
8.85%, 5/1/18.....................     BB+          835       907,019

Illinois Development Finance
Authority Pollution Control
Revenue Series B 7.60%, 9/1/13....     A+         2,000     2,092,920

Illinois Health Facilities
Authority Revenue Series C 7%,
4/1/08 (FSA Insured)..............     AAA        1,100     1,292,500

Illinois Housing Development
Authority Residential Mortgage
Revenue Series A 7%, 8/1/17.......     AA           330       333,052

Metropolitan Pier & Exposition
Authority Revenue Unrefunded
6.50%, 6/15/07 (FGIC Insured).....     AA-           30        32,812
                                                          -----------
                                                            6,255,973
                                                          -----------

INDIANA--3.3%
Indianapolis Public Local
Improvement Revenue Series C 0%,
1/1/03............................    A(b)        2,500     2,159,375
Indianapolis Public Local
Improvement Revenue Series A 0%,
2/1/05............................    Aa(b)       1,765     1,383,319
                                                          -----------
                                                            3,542,694
                                                          -----------

KENTUCKY--2.9%
Kentucky State Turnpike Authority
Economic Development Revenue 0%,
1/1/10 (FGIC Insured).............     AAA        3,300     2,000,625

Perry County Solid Waste Disposal
Revenue 7%, 6/1/24................     NR         1,000     1,073,750
                                                          -----------
                                                            3,074,375
                                                          -----------

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------

LOUISIANA--4.5%
Louisiana Environmental Facilities
Community Development Authority
Revenue 5.25%, 12/1/18............     AAA      $ 1,500   $ 1,501,875

St. Mary Public Transportation
Financing Authority Revenue Bond
Series A 7.625%, 3/25/12..........   Aaa(b)          39        41,050

St. Tammany Public Transportation
Financing Authority Revenue Series
A 7%, 6/1/02 (FNMA
Collateralized)...................   Aaa(b)          64        66,429

St. Tammany Sales Tax Revenue
4.70%, 4/1/09 (FGIC Insured)......     AAA        2,000     2,007,500

St. Tammany Sales Tax Revenue
4.80%, 4/1/10 (FGIC Insured)......     AAA        1,105     1,113,288
                                                          -----------
                                                            4,730,142
                                                          -----------

MARYLAND--0.6%
Baltimore G. O. 7%, 10/15/09 (MBIA
Insured)..........................     AAA          500       600,000

MASSACHUSETTS--1.9%
Massachusetts Bay Transportation
Authority Revenue Series B 6.20%,
3/1/16............................     AA-        1,000     1,132,500

Massachusetts State Industrial
Financing Agency Revenue 0%,
8/1/05............................     A+         1,100       837,375
                                                          -----------
                                                            1,969,875
                                                          -----------

MICHIGAN--1.7%
Williamston Community School G. O.
5.50%, 5/1/25 (MBIA Insured)......     AAA        1,725     1,802,625

MISSISSIPPI--1.6%
Lowndes County Solid Waste
Disposal & Pollution Control
Revenue Series A 6.80%, 4/1/22....      A         1,450     1,711,000

NEVADA--1.6%
Clark County School District G. O.
Series B 0%, 6/1/03 (MBIA
Insured)..........................     AAA        2,000     1,697,500

                       See Notes to Financial Statements                      27

Phoenix-Goodwin Tax-Exempt Bond Fund

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------
NEW JERSEY--1.5%
Camden County Municipal Utilities
Authority Sewer Revenue 0%, 9/1/11
(FGIC Insured)....................     AAA      $ 3,000   $ 1,620,000

NEW YORK--8.5%
New York State Dormitory Authority
Revenue Series U Pre-refunded
6.375%, 7/1/08....................    BBB+          575       626,750

Niagara Falls Bridge Commission
Toll Revenue Series B 5.25%,
10/1/15 (FGIC Insured)............     AAA        4,000     4,135,000

Port Authority of New York & New
Jersey Special Obligation Revenue
6.75%, 10/1/11....................     NR         3,000     3,288,750

Suffolk County Industrial
Development Agency Revenue 5.50%,
1/1/23............................     NR         1,000       988,750
                                                          -----------
                                                            9,039,250
                                                          -----------

NORTH CAROLINA--1.4%
North Carolina Municipal Power
Agency Revenue 6%, 1/1/09 (AMBAC
Insured)..........................     AAA        1,385     1,532,156
PENNSYLVANIA--8.6%
Delaware Valley Regional Finance
Authority Revenue Series B 5.70%,
7/1/27 (AMBAC Insured)............     AAA        2,000     2,152,500

New Castle Area Hospital Authority
Revenue Series A 6.50%,
11/15/09..........................   Baa(b)       1,000     1,046,250

Pennsylvania Economic Development
Financing Authority Resource
Recovery Revenue Series A 6.40%,
1/1/09............................    BBB-        1,500     1,578,750
Pennsylvania State Finance
Authority Revenue 6.60%,
11/1/09...........................      A         4,000     4,395,000
                                                          -----------
                                                            9,172,500
                                                          -----------

TENNESSEE--1.6%
Metropolitan Government Nashville
& Davidson County Health &
Educational Facilities Board
Revenue 6%, 12/1/16 (AMBAC
Insured)..........................     AAA        1,500     1,663,125
TEXAS--9.4%
Alliance Airport Authority Special
Facilities Revenue 7%, 12/1/11....    BBB-        1,100     1,267,750

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------
TEXAS--CONTINUED

Austin Convention Center Revenue
Series B 8.25%, 11/15/14..........   Aaa(b)     $   930   $   969,116

Brazos River Authority Revenue
Series A 7.625%, 5/1/19...........     A-         1,000     1,023,260

Colorado River Municipal District
Water Revenue Pre-refunded 8.25%,
1/1/15............................     NR           540       577,125

Hurst Euless Bedford Independent
School District G. O. 4.75%,
8/15/28...........................     AAA        2,000     1,830,000

San Antonio Electric & Gas Revenue
5%, 2/1/12........................     AA         2,000     2,034,944

Texas State Public Finance
Authority Building Revenue 6.25%,
8/1/09 (MBIA Insured).............     AAA        1,250     1,404,688

Texas Water Resource Finance
Authority Revenue 7.625%,
8/15/08...........................      A           830       835,312
                                                          -----------
                                                            9,942,195
                                                          -----------

VIRGINIA--5.9%
Pittsylvania County Industrial
Development Authority Revenue
Series A 7.30%, 1/1/04............     NR           935       991,100

Pittsylvania County Industrial
Development Authority Revenue
Series A 7.45%, 1/1/09............     NR         3,000     3,258,750

Upper Occoquan Regional Sewer
Authority Revenue Series A 5.15%,
7/1/20 (MBIA Insured).............     AAA        2,000     2,017,500
                                                          -----------
                                                            6,267,350
                                                          -----------

WASHINGTON--1.0%
Washington State G. O. Series C
5.50%, 7/1/13.....................     AA+        1,000     1,057,500

WEST VIRGINIA--3.0%
Upshur County Solid Waste Disposal
Revenue 7%, 7/15/25...............     NR         2,000     2,160,000

West Virginia State Housing
Development Fund Revenue 6.625%,
7/1/20 (FHA Insured)..............     AA         1,000     1,002,040
                                                          -----------
                                                            3,162,040
                                                          -----------

28                     See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------
WISCONSIN--0.8%
Wisconsin State Clean Water
Revenue Series 1 6.875%, 6/1/11...     AA+      $   750   $   891,563

OTHER TERRITORIES--1.5%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series V 6.625%, 7/1/12...........      A         1,500     1,623,750
---------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $94,491,367)                             102,261,265
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.2%
(IDENTIFIED COST $94,491,367)                             102,261,265
---------------------------------------------------------------------

                                    STANDARD      PAR
                                    & POOR'S     VALUE
                                     RATING      (000)       VALUE
                                    ---------   -------   -----------

SHORT-TERM OBLIGATIONS--1.6%

COMMERCIAL PAPER--1.6%
Koch Industries, Inc. 4.90%,
6/1/99............................    A-1+      $ 1,480   $ 1,480,000
Potomac Electric Power Co. 4.80%,
6/7/99............................     A-1          165       164,868
                                                          -----------
                                                            1,644,868
                                                          -----------
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,644,868)                                1,644,868
---------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $96,136,235)                             103,906,133(a)
Cash and receivables, less liabilities--2.2%                2,384,467
                                                       --------------
NET ASSETS--100.0%                                     $  106,290,600
                                                       --------------
                                                       --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,026,952 and gross depreciation of $214,238 for federal income tax purposes. At May 31, 1999, the aggregate cost of securities for federal income tax purposes was $96,093,419.
(b)  As rated by Moodys, Fitch or Duff & Phelps.
(c) Variable or step coupon security; interest rate reflects the rate currently in effect.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At May 31, 1999, these securities amounted to a value of $2,554,743 or 2.4% of net assets.

     At May 31, 1999, 38.7% of the net assets in the fund are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC, 15.4%.

                       See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $96,136,235)                                    $  103,906,133
Cash                                                                        3,925
Receivables
  Fund shares sold                                                         40,948
  Investment securities sold                                            1,085,531
  Interest                                                              1,633,035
Prepaid expenses                                                            2,725
                                                                   --------------
    Total assets                                                      106,672,297
                                                                   --------------
LIABILITIES
Payables
  Dividend distributions                                                  105,307
  Fund shares repurchased                                                 112,332
  Investment advisory fee                                                  41,028
  Distribution fee                                                         27,204
  Transfer agent fee                                                       21,396
  Financial agent fee                                                      11,982
  Trustees' fee                                                             8,956
Accrued expenses                                                           53,492
                                                                   --------------
    Total liabilities                                                     381,697
                                                                   --------------
NET ASSETS                                                         $  106,290,600
                                                                   --------------
                                                                   --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $  102,545,755
Accumulated net investment loss                                          (686,440)
Accumulated net realized loss                                          (3,338,613)
Net unrealized appreciation                                             7,769,898
                                                                   --------------
NET ASSETS                                                         $  106,290,600
                                                                   --------------
                                                                   --------------

CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $99,369,676)                      9,191,054
Net asset value per share                                                  $10.81
Offering price per share $10.81/(1-4.75%)                                  $11.35

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,920,924)                         637,053
Net asset value and offering price per share                               $10.86

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $    2,849,893
                                                                   --------------
    Total investment income                                             2,849,893
                                                                   --------------

EXPENSES
Investment advisory fee                                                   248,609
Distribution fee, Class A                                                 129,382
Distribution fee, Class B                                                  34,934
Financial agent fee                                                        58,664
Transfer agent                                                             53,635
Professional                                                               16,616
Trustees                                                                   10,492
Printing                                                                   10,392
Custodian                                                                   8,553
Registration                                                               13,472
Miscellaneous                                                               5,613
                                                                   --------------
    Total expenses                                                        590,362
                                                                   --------------
NET INVESTMENT INCOME                                                   2,259,531
                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                        (2,960,161)
Net realized loss on future contracts                                     (26,363)
Net change in unrealized appreciation (depreciation) on
  investments                                                            (383,301)
                                                                   --------------
NET REALIZED LOSS ON INVESTMENTS                                       (3,369,825)
                                                                   --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               ($   1,110,294)
                                                                   --------------
                                                                   --------------

30                     See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended
                                                       5/31/99         Year Ended
                                                     (Unaudited)        11/30/98
                                                    --------------   --------------
FROM OPERATIONS
  Net investment income (loss)                      $    2,259,531   $    5,725,389
  Net realized gain (loss)                              (2,986,524)        (409,566)
  Net change in unrealized appreciation
    (depreciation)                                        (383,301)       1,555,273
                                                    --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                     (1,110,294)       6,871,096
                                                    --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                        (2,681,980)      (5,342,324)
  Net investment income, Class B                          (149,856)        (259,422)
  Net realized gains, Class A                                   --          (96,887)
  Net realized gains, Class B                                   --           (4,637)
  In excess of net investment income, Class A                   --         (566,555)
  In excess of net investment income, Class B                   --          (27,512)
                                                    --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                        (2,831,836)      (6,297,337)
                                                    --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (608,214 and
    3,799,813 shares, respectively)                      6,702,898       42,705,753
  Net asset value of shares issued from
    reinvestment of distributions
    (133,036 and 286,921 shares, respectively)           1,469,364        3,230,781
  Cost of shares repurchased (1,131,734 and
    5,491,445 shares, respectively)                    (12,478,741)     (61,903,573)
                                                    --------------   --------------
Total                                                   (4,306,479)     (15,967,039)
                                                    --------------   --------------
CLASS B
  Proceeds from sales of shares (94,364 and
    259,511 shares, respectively)                        1,050,888        2,940,057
  Net asset value of shares issued from
    reinvestment of distributions
    (5,493 and 12,310 shares, respectively)                 60,962          139,134
  Cost of shares repurchased (85,047 and 166,434
    shares, respectively)                                 (944,230)      (1,874,018)
                                                    --------------   --------------
Total                                                      167,620        1,205,173
                                                    --------------   --------------
  DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS        (4,138,859)     (14,761,866)
                                                    --------------   --------------
  NET DECREASE IN NET ASSETS                            (8,080,989)     (14,188,107)
                                                    --------------   --------------
NET ASSETS
  Beginning of period                                  114,371,589      128,559,696
                                                    --------------   --------------
  END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS
    OF NET INVESTMENT INCOME (LOSS) OF ($686,440)
    AND ($114,135), RESPECTIVELY]                   $  106,290,600   $  114,371,589
                                                    --------------   --------------
                                                    --------------   --------------

                       See Notes to Financial Statements                      31

Phoenix-Goodwin Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                     -------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                   YEAR ENDED NOVEMBER 30
                                       5/31/99        --------------------------------------------------------------------------
                                     (UNAUDITED)            1998            1997            1996            1995            1994
Net asset value, beginning of
  period                               $ 11.21        $    11.17      $    11.28      $    11.40      $    10.09      $    11.58
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.23              0.57            0.59            0.60            0.61            0.65
  Net realized and unrealized gain
    (loss)                               (0.34)             0.20            0.05           (0.12)           1.34           (1.49)
                                         -----             -----           -----           -----           -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.11)             0.77            0.64            0.48            1.95           (0.84)
                                         -----             -----           -----           -----           -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.29)            (0.53)          (0.59)          (0.60)          (0.61)          (0.65)
  Dividends in excess of net
    investment income                       --             (0.11)             --              --              --              --
  Dividends from net realized
    gains                                   --             (0.09)          (0.16)             --           (0.03)             --
                                         -----             -----           -----           -----           -----           -----
      TOTAL DISTRIBUTIONS                (0.29)            (0.73)          (0.75)          (0.60)          (0.64)          (0.65)
                                         -----             -----           -----           -----           -----           -----
Change in net asset value                (0.40)             0.04           (0.11)          (0.12)           1.31           (1.49)
                                         -----             -----           -----           -----           -----           -----
NET ASSET VALUE, END OF PERIOD         $ 10.81        $    11.21      $    11.17      $    11.28      $    11.40      $    10.09
                                         -----             -----           -----           -----           -----           -----
                                         -----             -----           -----           -----           -----           -----
Total return(1)                          (1.03)%(3)         5.75%           6.04%           4.30%          19.87%          (7.55)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $99,370          $107,371        $122,763        $136,558        $147,821        $141,623
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.02%(2)          0.97%           0.96%           0.94%           0.97%           0.96%
  Net investment income                   4.14%(2)          4.77%           5.36%           5.42%           5.65%           5.65%
Portfolio turnover                           8%(3)            14%             15%             27%             25%             54%

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                    FROM
                                        ENDED                        YEAR ENDED NOVEMBER 30                     INCEPTION
                                       5/31/99        ----------------------------------------------------      3/16/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995       11/30/94
Net asset value, beginning of
  period                               $11.25         $    11.22      $  11.32      $  11.44      $  10.12        $  11.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           0.19               0.48          0.50          0.52          0.53            0.39
  Net realized and unrealized gain
    (loss)                              (0.34)              0.19          0.06         (0.12)         1.35           (1.09)
                                        -----              -----      --------      --------      --------           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                      (0.15)              0.67          0.56          0.40          1.88           (0.70)
                                        -----              -----      --------      --------      --------           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.24)             (0.45)        (0.50)        (0.52)        (0.53)          (0.39)
  Dividends in excess of net
    investment income                      --              (0.10)           --            --            --              --
  Dividends from net realized
    gains                                  --              (0.09)        (0.16)           --         (0.03)             --
                                        -----              -----      --------      --------      --------           -----
      TOTAL DISTRIBUTIONS               (0.24)             (0.64)        (0.66)        (0.52)        (0.56)          (0.39)
                                        -----              -----      --------      --------      --------           -----
Change in net asset value               (0.39)              0.03         (0.10)        (0.12)         1.32           (1.09)
                                        -----              -----      --------      --------      --------           -----
NET ASSET VALUE, END OF PERIOD         $10.86         $    11.25      $  11.22      $  11.32      $  11.44        $  10.12
                                        -----              -----      --------      --------      --------           -----
                                        -----              -----      --------      --------      --------           -----
Total return(1)                         (1.37)%(3)          4.97%         5.13%         3.60%        19.07%          (6.42)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $6,921             $7,001        $5,797        $4,762        $3,142          $1,147
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                     1.77%(2)           1.69%         1.71%         1.69%         1.72%           1.54%(2)
  Net investment income                  3.40%(2)           3.98%         4.60%         4.68%         4.90%           5.07%(2)
Portfolio turnover                          8%(3)             14%           15%           27%           25%             54%(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

32
                       See Notes to Financial Statements

PHOENIX-SENECA MID CAP FUND

                          INVESTMENTS AT MAY 31, 1999
                                  (UNAUDITED)

                                                SHARES        VALUE
                                               ---------   ------------

COMMON STOCKS--87.4%
AUTO PARTS & EQUIPMENT--2.7%
Lear Corp.(b).....................               151,610   $  7,457,317

BANKS (MAJOR REGIONAL)--3.1%
Comerica, Inc.....................               138,420      8,365,759

BANKS (REGIONAL)--3.4%
UnionBanCal Corp..................               254,730      9,417,050

BEVERAGES (ALCOHOLIC)--0.7%
Coors (Adolph) Co. Class B........                40,190      1,909,025
BEVERAGES (NON-ALCOHOLIC)--2.0%
Whitman Corp......................               313,820      5,334,940
BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
Chancellor Media Corp.(b).........               118,990      6,046,179

CHEMICALS (SPECIALTY)--2.5%
Hercules, Inc.....................               195,010      6,813,162

COMMUNICATIONS EQUIPMENT--14.8%
American Tower Corp. Class A(b)...               359,560      8,090,100
Comverse Technology, Inc.(b)......               130,020      8,784,476
Copper Mountain Networks,
Inc.(b)...........................                45,470      2,910,080
Crown Castle International
Corp.(b)..........................               223,200      4,491,900
Echostar Communications
Corp.(b)..........................                43,290      4,967,527
QUALCOMM, Inc.(b).................                77,540      7,540,765
Terayon Communication Systems,
Inc.(b)...........................               120,000      3,855,000
                                                           ------------
                                                             40,639,848
                                                           ------------

COMPUTERS (SOFTWARE & SERVICES)--0.2%
USinternetworking, Inc.(b)........                21,300        620,362
DISTRIBUTORS (FOOD & HEALTH)--1.9%
WESCO International, Inc.(b)......               256,120      5,074,377

ELECTRICAL EQUIPMENT--0.1%
SPX Corp.(b)......................                 4,720        366,390
ELECTRONICS (SEMICONDUCTORS)--9.9%
Linear Technology Corp............                70,000      3,710,000
RF Micro Devices, Inc.(b).........               181,100      7,719,387
Uniphase Corp.(b).................                60,610      8,121,740

                                                SHARES        VALUE
                                               ---------   ------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Xilinx, Inc.(b)...................               172,140   $  7,649,471
                                                           ------------
                                                             27,200,598
                                                           ------------

ENTERTAINMENT--2.3%
SFX Entertainment, Inc. Class
A(b)..............................               114,310      6,222,751

EQUIPMENT (SEMICONDUCTOR)--2.5%
KLA-Tencor Corp.(b)...............               150,210      6,834,555

HEALTH CARE (GENERIC AND OTHER)--2.5%
Alpharma, Inc. Class A............                40,900      1,091,519
Medimmune, Inc.(b)................                90,000      5,726,250
                                                           ------------
                                                              6,817,769
                                                           ------------

HEALTH CARE (MANAGED CARE)--2.2%
Wellpoint Health Networks,
Inc.(b)...........................                74,360      6,130,053

INVESTMENT BANKING/BROKERAGE--4.0%
Donaldson, Lufkin & Jenrette,
Inc...............................               162,280     10,872,760

OIL & GAS (DRILLING & EQUIPMENT)--2.6%
Weatherford International,
Inc.(b)...........................               214,560      7,080,480

PAPER & FOREST PRODUCTS--4.3%
Champion International Corp.......                75,000      3,843,750
Mead Corp. (The)..................               214,830      8,029,271
                                                           ------------
                                                             11,873,021
                                                           ------------

RETAIL (COMPUTERS & ELECTRONICS)--5.6%
Best Buy Co., Inc.(b).............               145,690      6,628,895
Tandy Corp........................               104,950      8,658,375
                                                           ------------
                                                             15,287,270
                                                           ------------

RETAIL (SPECIALTY)--4.2%
Staples, Inc.(b)..................               288,705      8,300,269
Venator Group, Inc.(b)............               297,420      3,253,031
                                                           ------------
                                                             11,553,300
                                                           ------------

RETAIL (SPECIALTY-APPAREL)--6.0%
Abercrombie & Fitch Co. Class
A(b)..............................                98,340      8,272,853

                       See Notes to Financial Statements                      33

Phoenix-Seneca Mid Cap Fund

                                                SHARES        VALUE
                                               ---------   ------------
RETAIL (SPECIALTY-APPAREL)--CONTINUED
TJX Companies, Inc. (The).........               268,000   $  8,040,000
                                                           ------------
                                                             16,312,853
                                                           ------------

SERVICES (ADVERTISING/MARKETING)--4.2%
Outdoor Systems, Inc.(b)..........               388,100     11,618,744

TELECOMMUNICATIONS (LONG DISTANCE)--1.8%
ITC/Inc.(b).......................               202,500      4,834,688

TELEPHONE--1.7%
Pinnacle Holdings, Inc.(b)........               250,000      4,546,875
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $222,936,854)                              239,230,126
-----------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.0%
PAPER & FOREST PRODUCTS--0.3%
Grupo Industrial Durango SA
(Mexico)(b).......................               108,600        977,400
TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
MetroNet Communications Corp.
(Canada)(b).......................                80,000      4,600,000
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,310,910)                                  5,577,400
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--89.4%
(IDENTIFIED COST $228,247,764)                              244,807,526
-----------------------------------------------------------------------

                                      STANDARD        PAR
                                      & POOR'S       VALUE
                                       RATING        (000)        VALUE
                                    ------------   ---------   ------------

SHORT-TERM OBLIGATIONS--8.3%

COMMERCIAL PAPER--8.3%
Merrill Lynch & Co., Inc. 4.90%,
6/1/99............................      A-1+       $   5,500   $  5,500,000
Lexington Parker Capital Co. LLC
4.85%, 6/2/99.....................      A-1            4,535      4,534,389

Corporate Asset Funding Co., Inc.
4.84%, 6/3/99.....................      A-1+           3,000      2,999,193

Marsh & McLennan Cos., Inc. 4.83%,
6/4/99............................      A-1+           3,670      3,668,523

Kimberly-Clark Corp. 4.87%,
6/9/99............................      A-1+           4,020      4,015,650
Greenwich Funding Corp. 4.85%,
6/25/99...........................      A-1+           2,000      1,993,533
                                                               ------------
                                                                 22,711,288
                                                               ------------
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $22,711,288)                                    22,711,288
---------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $250,959,052)                                267,518,814(a)
Cash and receivables, less liabilities--2.3%                    6,191,932
                                                           --------------
NET ASSETS--100.0%                                         $  273,710,746
                                                           --------------
                                                           --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $28,428,354 and gross depreciation of $11,868,592 for federal income tax purposes. At May 31, 1999, the aggregate cost of securities for federal income tax purposes was $250,959,052.
(b)  Non-income producing.

34
                       See Notes to Financial Statements

Phoenix-Seneca Mid Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $250,959,052)                                    $  267,518,814
Short-term investments held as collateral for loaned securities         13,098,570
Cash                                                                        66,595
Receivables
  Investment securities sold                                            15,851,147
  Fund shares sold                                                       1,570,721
  Interest and dividends                                                    50,948
Prepaid expenses                                                             7,284
                                                                    --------------
    Total assets                                                       298,164,079
                                                                    --------------

LIABILITIES
Payables
  Collateral on securities loaned                                       13,098,570
  Investment securities purchased                                       10,496,360
  Fund shares repurchased                                                  356,501
  Investment advisory fee                                                  168,619
  Transfer agent fee                                                       139,146
  Distribution fee                                                          69,750
  Financial agent fee                                                       21,048
  Trustees' fee                                                              4,274
Accrued expenses                                                            99,065
                                                                    --------------
    Total liabilities                                                   24,453,333
                                                                    --------------
NET ASSETS                                                          $  273,710,746
                                                                    --------------
                                                                    --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $  241,409,009
Accumulated net investment loss                                         (1,296,469)
Accumulated net realized gain                                           17,038,444
Net unrealized appreciation                                             16,559,762
                                                                    --------------
NET ASSETS                                                          $  273,710,746
                                                                    --------------
                                                                    --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization (Net Assets $258,773,796)                               15,515,898
Net asset value per share                                                   $16.68
Offering price per share $16.68/(1-4.75%)                                   $17.51
CLASS B
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization (Net Assets $14,936,950)                                   941,560
Net asset value and offering price per share                                $15.86

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $      519,577
Interest                                                                   360,144
Security lending income                                                     11,453
                                                                    --------------
    Total investment income                                                891,174
                                                                    --------------

EXPENSES
Investment advisory fee                                                  1,128,990
Distribution fee, Class A                                                  355,889
Distribution fee, Class B                                                   81,766
Financial agent fee                                                        118,801
Transfer agent                                                             399,500
Printing                                                                    58,532
Professional                                                                21,286
Custodian                                                                   11,759
Trustees                                                                     5,809
Registration                                                                 1,783
Miscellaneous                                                                3,528
                                                                    --------------
    Total expenses                                                       2,187,643
                                                                    --------------
NET INVESTMENT LOSS                                                     (1,296,469)
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                         16,680,189
Net change in unrealized appreciation (depreciation) on
  investments                                                             (544,132)
                                                                    --------------
NET GAIN ON INVESTMENTS                                                 16,136,057
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   14,839,588
                                                                    --------------
                                                                    --------------

                       See Notes to Financial Statements                      35

Phoenix-Seneca Mid Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended
                                                       5/31/99         Year Ended
                                                     (Unaudited)        11/30/98
                                                    --------------   --------------
FROM OPERATIONS
  Net investment income (loss)                      $   (1,296,469)  $     (467,524)
  Net realized gain (loss)                              16,680,189       61,746,081
  Net change in unrealized appreciation
    (depreciation)                                        (544,132)     (38,514,321)
                                                    --------------   --------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      14,839,588       22,764,236
                                                    --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                          (57,428,008)     (33,084,355)
  Net realized gains, Class B                           (3,381,628)      (1,776,186)
                                                    --------------   --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                       (60,809,636)     (34,860,541)
                                                    --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (834,404 and
    2,824,332 shares, respectively)                     14,596,911       55,807,991
  Net asset value of shares issued from
    reinvestment of distributions
    (3,233,416 and 1,780,474 shares, respectively)      54,547,724       32,263,501
  Cost of shares repurchased (2,587,573 and
    8,014,004 shares, respectively)                    (46,399,655)    (157,423,669)
                                                    --------------   --------------
Total                                                   22,744,980      (69,352,177)
                                                    --------------   --------------
CLASS B
  Proceeds from sales of shares (72,610 and 92,246
    shares, respectively)                                1,225,351        1,729,101
  Net asset value of shares issued from
    reinvestment of distributions
    (193,961 and 96,993 shares, respectively)            3,122,778        1,705,266
  Cost of shares repurchased (142,844 and 295,559
    shares, respectively)                               (2,426,054)      (5,608,396)
                                                    --------------   --------------
Total                                                   (1,922,075)      (2,174,029)
                                                    --------------   --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                        24,667,055      (71,526,206)
                                                    --------------   --------------
  NET DECREASE IN NET ASSETS                           (21,302,993)     (83,622,511)
NET ASSETS
  Beginning of period                                  295,013,739      378,636,250
                                                    --------------   --------------
  END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS
    OF NET INVESTMENT INCOME (LOSS) OF
    ($1,244,987) AND $0,
    RESPECTIVELY]                                   $  273,710,746   $  295,013,739
                                                    --------------   --------------
                                                    --------------   --------------

36                     See Notes to Financial Statements

Phoenix-Seneca Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                     ----------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                YEAR ENDED NOVEMBER 30
                                         5/31/99        ---------------------------------------------------------------------
                                       (UNAUDITED)            1998          1997           1996           1995           1994
Net asset value, beginning of
  period                               $     19.90      $   20.64     $   21.65      $   22.03      $   18.03      $    18.70
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)               (0.11)(1)       0.01         (0.02)(1)      (0.03)(1)       0.05(1)         0.11
  Net realized and unrealized
    gain (loss)                               1.08           1.18          1.52           2.53           4.74            0.10
                                           -------      ----------    ----------     ----------     ----------     ----------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.97           1.19          1.50           2.50           4.79            0.21
                                           -------      ----------    ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             --            --             --          (0.06)          (0.10)
  Dividends from net realized
    gains                                    (4.19)         (1.93)        (2.51)         (2.88)         (0.73)          (0.78)
                                           -------      ----------    ----------     ----------     ----------     ----------
      TOTAL DISTRIBUTIONS                    (4.19)         (1.93)        (2.51)         (2.88)         (0.79)          (0.88)
                                           -------      ----------    ----------     ----------     ----------     ----------
Change in net asset value                    (3.22)         (0.74)        (1.01)         (0.38)          4.00           (0.67)
                                           -------      ----------    ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD         $     16.68      $   19.90     $   20.64      $   21.65      $   22.03      $    18.03
                                           -------      ----------    ----------     ----------     ----------     ----------
                                           -------      ----------    ----------     ----------     ----------     ----------
Total return(2)                               4.63%(4)       6.64%         8.12%         13.52%         27.87%           1.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $258,774       $279,326      $360,053       $451,474       $487,674        $419,760

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.41%          1.30%         1.33%          1.35%          1.42%           1.36%
  Net investment income (loss)               (0.82)%(3)     (0.10)%       (0.08)%        (0.17)%         0.28%           0.59%
Portfolio turnover                             106%(4)        379%          161%           242%           218%            227%

                                                                              CLASS B
                                     ------------------------------------------------------------------------------------------
                                       SIX MONTHS                                                                      FROM
                                          ENDED                          YEAR ENDED NOVEMBER 30                      INCEPTION
                                         5/31/99         -------------------------------------------------------    7/18/94 TO
                                       (UNAUDITED)          1998              1997           1996           1995     11/30/94
Net asset value, beginning of
  period                               $     19.18       $   20.11      $   21.30      $   21.85      $   17.97      $    17.68
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)               (0.14)(1)       (0.18)         (0.16)(1)      (0.18)(1)      (0.12)(1)       (0.01)
  Net realized and unrealized
    gain (loss)                               1.01            1.18           1.47           2.51           4.75            0.30
                                            ------       ----------     ----------     ----------     ----------          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.87            1.00           1.31           2.33           4.63            0.29
                                            ------       ----------     ----------     ----------     ----------          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              --             --             --          (0.02)             --
  Dividends from net realized
    gains                                    (4.19)          (1.93)         (2.50)         (2.88)         (0.73)             --
                                            ------       ----------     ----------     ----------     ----------          -----
      TOTAL DISTRIBUTIONS                    (4.19)          (1.93)         (2.50)         (2.88)         (0.75)             --
                                            ------       ----------     ----------     ----------     ----------          -----
Change in net asset value                    (3.32)          (0.93)         (1.19)         (0.55)          3.88            0.29
                                            ------       ----------     ----------     ----------     ----------          -----
NET ASSET VALUE, END OF PERIOD         $     15.86       $   19.18      $   20.11      $   21.30      $   21.85      $    17.97
                                            ------       ----------     ----------     ----------     ----------          -----
                                            ------       ----------     ----------     ----------     ----------          -----
Total return(2)                               4.27%(4)        5.80%          7.27%         12.75%         26.92%           1.64%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $14,937         $15,688        $18,583        $17,599        $10,908          $1,519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.16%(3)        2.04%          2.08%          2.11%          2.18%           2.05%(3)
  Net investment income (loss)               (1.57)%(3)      (0.85)%        (0.85)%        (0.92)%        (0.58)%         (0.23)%(3)
Portfolio turnover                             106%(4)         379%           161%           242%           218%            227%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, five Funds are offered for sale: International Fund, Real Estate Securities Fund, Emerging Markets Bond Fund, Tax-Exempt Bond Fund and Mid Cap Fund. Each Fund has distinct investment objectives. The International Fund seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Fund seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Fund seeks to achieve high current income with a secondary objective of long-term capital appreciation. The Tax-Exempt Bond Fund seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Mid Cap Fund seeks as its investment objective long-term appreciation of capital.

  The Trust offers both Class A and Class B shares on each Fund and one additional class of shares, Class C on International Fund and Emerging Markets Bond Fund. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts except for the Tax-Exempt Bond Fund which amortizes both premiums and discounts over the life of the respective securities using the effective interest method.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The International Fund, Emerging Markets Bond Fund and Mid Cap Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED) (CONTINUED)

Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Real Estate Securities Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Fund (other than Real Estate Securities Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Funds may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. LOAN AGREEMENTS:

  The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

J. SECURITY LENDING:

  The Trust (with the exception of the Real Estate Securities Fund) loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian) and Brown Brothers, Harriman, custodian for the International Fund. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 1999, the Trust had the following market value of security loans and collateral:

                                          Value of
                                         Securities    Value of
                                           on Loan    Collateral
                                         -----------  -----------
Mid Cap Fund...........................  $12,740,515  $13,098,570

K. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED) (CONTINUED)

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Insurance Company ("PHL"), and Duff & Phelps Investment Management ("DPIM") Co., an indirect wholly-owned subsidiary of PHL, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                             1st          $1-2        $2+
                                          $1 Billion    Billion     Billion
                                         ------------  ----------  ----------
International Fund.....................        0.75%        0.70%       0.65%
Real Estate Securities Fund............        0.75%        0.70%       0.65%
Emerging Markets Bond Fund.............        0.75%        0.70%       0.65%
Tax-Exempt Bond Fund...................        0.45%        0.40%       0.35%
Mid Cap Fund...........................        0.75%        0.70%       0.65%

  The respective Advisers have agreed to reimburse the Real Estate Securities Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% of the average daily net assets for Class A shares, and 2.05% of the average daily net assets for Class B shares.

  Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the Phoenix International Fund, Aberdeen is a subsidiary of Aberdeen Asset Management PLC. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix International Portfolio up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

  Seneca Capital Management LLC ("Seneca") is subadvisor to the Phoenix Mid Cap Fund, a majority of the equity interests of Seneca is owned by Phoenix Investment Partners, Ltd. For its services, Seneca is paid a fee by the Adviser ranging from 0.375% through 0.325% of the average daily net assets of the Phoenix Mid Cap Fund.

  Phoenix Equity Planning Corporation ("PEPCO") an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $53,025 for Class A shares and deferred sales charges of $190,875 for Class B shares and $2,884 for Class C shares for the six months ended May 31, 1999. In addition, each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Portfolio. The distributor has advised the Trust that of the total amount expensed for the six months ended May 31, 1999, $501,961 was retained by the Distributor and $653,583 was paid out to unaffiliated Participant and $119,211 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 1999, transfer agent fees were $806,140 of which PEPCO retained $253,933 which is net of fees paid to State Street.

  At May 31, 1999 PHL and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                           Shares       Value
                                         ----------  ------------
International Fund
         --Class C.....................       7,800   $  100,932
Real Estate Securities Fund
         --Class A.....................     533,620    6,867,689
         --Class B.....................      12,706      162,637
Emerging Markets Bond Fund
         --Class A.....................   2,083,489   14,855,277
         --Class B.....................      17,508      123,606
         --Class C.....................       8,484       60,152
Tax-Exempt Bond Fund
         --Class A.....................         274        2,962

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended May 31, 1999 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                        Purchases       Sales
                                       ------------  ------------
International Fund...................  $ 91,389,549  $102,296,824
Real Estate Securities Fund..........     2,890,852     9,425,290
Emerging Markets Bond Fund...........   111,230,873    99,808,451
Tax-Exempt Bond Fund.................     8,673,348    16,165,764
Mid Cap Fund.........................   303,538,222   364,363,814

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED) (CONTINUED)

4. FORWARD CURRENCY CONTRACTS

  As of May 31, 1999, the Emerging Market Bond Fund had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                      In                                 Net Unrealized
   Contracts       Exchange    Settlement                 Appreciation
  to Deliver         For          Date        Value      (Depreciation)
---------------  ------------  ----------  -----------   --------------
JPY  1,750,000     US  14,692    9/7/99    $    14,684      $     8
JPY  4,920,000     US  42,414   9/14/99         41,325        1,089
JPY  1,300,000     US  11,194    3/6/00         11,212          (18)
JPY 164,920,000  US 1,440,495   3/14/00      1,406,968       33,527
                                                             ------
                                                            $34,606
                                                             ------
                                                             ------

JPY = Japanese Yen
US = U.S. Dollar

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts. Given the uncertain economic condition of Russia and the defaults that have occurred, there is no guarantee that continued payments on Russian government bonds will be made.

6. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                  Real      Emerging
Expiration Date                  Estate      Markets    Tax-Exempt
------------------------------  ---------  -----------  -----------
2006..........................  $  70,513  $42,735,153   $ 381,648
                                ---------  -----------  -----------
  Total.......................  $  70,513  $42,735,153   $ 381,648
                                ---------  -----------  -----------
                                ---------  -----------  -----------

    This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX MULTI-PORTFOLIO FUND
101 Munson Street
Greenfield, MA 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Ron K. Jacks, Vice President
Peter S. Lannigan, Vice President
Richard D. Little, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Michael Schatt, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Real Estate Securities Portfolio)
55 East Monroe Street, Suite 3600
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(International Portfolio)
40 Water Street
Boston, MA 02109

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION                             PRSRT STD
PO Box 2200                                                   U.S. Postage
Enfield CT 06083-2200                                             PAID
                                                             Springfield, MA
                                                             Permit No. 444

[LOGO]  PHOENIX
        INVESTMENT PARTNERS

                                             PXP 490A (7/99)